UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08510

Matthews International Funds
(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550 San Francisco, CA		94111
(Address of principal executive offices)		(Zip code)

William J. Hackett, President Four Embarcadero Center, Suite 550 San Francisco, CA 94111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		415-788-7553

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Matthews Asia Strategic Income Fund	March 31, 2014
Schedule of Investments(a) (unaudited)

	Face Amount*		Value
NON-CONVERTIBLE CORPORATE BONDS: 59.1%
CHINA/HONG KONG: 19.0%
MCE Finance, Ltd.
5.000%, 02/15/21		2,000,000	$2,000,000
KWG Property Holding, Ltd.
12.500%, 08/18/17		1,800,000	1,944,000
Shimao Property Holdings, Ltd.
6.625%, 01/14/20		2,000,000	1,900,000
FPT Finance, Ltd.
6.375%, 09/28/20		1,050,000	1,123,500
Longfor Properties Co., Ltd.
9.500%, 04/07/16		1,000,000	1,043,750
Longfor Properties Co., Ltd.
6.875%, 10/18/19		1,000,000	995,000
Wheelock Finance, Ltd.
4.500%, 09/02/21	SGD	750,000	605,479
Beijing Enterprises Water Group, Ltd.
3.750%, 06/30/14	CNY	1,500,000	240,306
Total China/Hong Kong			9,852,035

INDONESIA: 10.3%
PT Bank Rakyat Indonesia Persero
2.950%, 03/28/18		2,000,000	1,940,000
Alam Synergy Pte, Ltd.(b)
6.950%, 03/27/20		1,500,000	1,415,625
Theta Capital Pte, Ltd.
7.000%, 05/16/19		1,000,000	1,019,343
TBG Global Pte, Ltd.(b)
4.625%, 04/03/18		1,000,000	988,750
Total Indonesia			5,363,718

INDIA: 7.8%
Bank of Baroda
6.625%(c), 05/25/22		1,500,000	1,515,273
ICICI Bank, Ltd.
6.375% (c), 04/30/22		1,500,000	1,500,000
Axis Bank, Ltd.
7.250% (c), 08/12/21		1,000,000	1,025,339
Total India			4,040,612

AUSTRALIA: 7.1%
Macquarie Bank, Ltd.
6.625%, 04/07/21		1,100,000	1,244,678
Lend Lease Finance, Ltd.
4.625%, 07/24/17	SGD	1,250,000	1,036,464
SPI Electricity & Gas Australia Holdings Pty, Ltd.
5.750%, 06/28/22	AUD	1,000,000	925,550
Crown Group Finance, Ltd.
5.750%, 07/18/17	AUD	500,000	478,892
Total Australia			3,685,584

SINGAPORE: 7.0%
Global Logistic Properties, Ltd.
3.375%, 05/11/16	CNY	12,500,000	2,005,552
United Overseas Bank, Ltd.
3.150% (c), 07/11/22	SGD	1,500,000	1,201,235
Oversea-Chinese Banking Corp., Ltd.
3.750% (c), 11/15/22		400,000	409,760
Total Singapore			3,616,547

PHILIPPINES: 2.2%
Alliance Global Group, Inc.
6.500%, 08/18/17		1,050,000	1,131,375
Total Philippines			1,131,375

SRI LANKA: 2.1%
National Savings Bank
8.875%, 09/18/18		500,000	557,500
DFCC Bank
9.625%, 10/31/18		550,000	552,750
Total Sri Lanka			1,110,250

MALAYSIA: 1.9%
Malayan Banking BHD
3.250%(c), 09/20/22		1,000,000	995,390
Total Malaysia			995,390

THAILAND: 1.2%
Bangkok Bank Public Co., Ltd.
9.025%, 03/15/29		500,000	645,000
Total Thailand			645,000

JAPAN: 0.5%
ORIX Corp.
4.000%, 11/29/14	CNY	1,500,000	242,838
Total Japan			242,838
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $30,996,709)			30,683,349

FOREIGN GOVERNMENT OBLIGATIONS: 28.4%
INDONESIA: 7.6%
Indonesia Treasury Bond
6.125%, 05/15/28	IDR	16,000,000,000	1,133,944
Indonesia Treasury Bond
9.000%, 03/15/29	IDR	12,000,000,000	1,099,183
Indonesia Treasury Bond
7.875%, 04/15/19	IDR	10,000,000,000	887,764
Indonesia Treasury Bond
8.250%, 07/15/21	IDR	9,000,000,000	802,553
Total Indonesia			3,923,444

SOUTH KOREA: 6.7%
Korea Treasury Bond
2.750%, 09/10/17	KRW	1,600,000,000	1,491,226
Korea Treasury Bond
3.500%, 09/10/16	KRW	1,000,000,000	953,420
Korea Treasury Bond
3.250%, 12/10/14	KRW	500,000,000	471,696
Korea Treasury Bond
4.000%, 09/10/15	KRW	300,000,000	286,768
Korea Treasury Bond
3.250%, 06/10/15	KRW	300,000,000	283,630
Total South Korea			3,486,740

SRI LANKA: 5.7%
Sri Lanka Government Bond
8.500%, 06/01/18	LKR	200,000,000	1,500,711
Sri Lanka Government Bond
8.500%, 07/15/18	LKR	100,000,000	748,933
Sri Lanka Government Bond
8.000%, 11/15/18	LKR	100,000,000	731,858
Total Sri Lanka			2,981,502

	Face Amount*		Value
FOREIGN GOVERNMENT OBLIGATIONS: (continued)
MALAYSIA: 4.1%
Malaysian Government Bond
3.492%, 03/31/20	MYR	5,000,000	$1,495,874
Malaysian Government Bond
3.580%, 09/28/18	MYR	1,000,000	304,667
Malaysia Investment Issue
3.309%, 08/30/17	MYR	1,000,000	302,638
Total Malaysia			2,103,179

THAILAND: 2.7%
Thailand Government Bond
3.125%, 12/11/15	THB	45,000,000	1,406,310
Total Thailand			1,406,310

INDIA: 1.6%
International Finance Corp.
7.750%, 12/03/16	INR	50,000,000	842,281
Total India			842,281
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $14,852,962)			14,743,456

CONVERTIBLE CORPORATE BONDS: 5.2%
CHINA/HONG KONG: 5.2%
Home Inns & Hotels Management, Inc., Cnv.
2.000%, 12/15/15		2,800,000	2,707,250
Total China/Hong Kong			2,707,250
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $2,580,396)			2,707,250

	Shares
COMMON EQUITIES: 5.1%
SINGAPORE: 2.0%
StarHub, Ltd.		140,000	467,446
Ascendas REIT		170,000	305,430
Mapletree Logistics Trust, REIT		320,000	265,840
Total Singapore			1,038,716

CHINA/HONG KONG: 1.2%
HSBC Holdings PLC		40,000	405,080
China Mobile, Ltd.		25,000	228,840
Total China/Hong Kong			633,920

THAILAND: 1.1%
Kasikornbank Public Co., Ltd.		60,000	329,223
PTT Exploration & Production Public Co., Ltd.		45,000	217,787
Total Thailand			547,010

MALAYSIA: 0.8%
Axiata Group BHD		200,000	408,513
Total Malaysia			408,513
TOTAL COMMON EQUITIES (Cost $2,458,794)			2,628,159

TOTAL INVESTMENTS: 97.8% (Cost $50,888,861(d))			50,762,214

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.2%			1,122,938

NET ASSETS: 100.0%			$51,885,152

(a)	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.

(c)	Variable rate security. The rate represents the rate in effect at March 31, 2014.
(d)	Cost for federal income tax purposes is $50,888,861 and net unrealized depreciation consists of:

	Gross unrealized appreciation	$1,234,877
	Gross unrealized depreciation	(1,361,524)
	Net unrealized depreciation	$(126,647)

*	All values are in USD unless otherwise noted.
AUD	Australian Dollar
BHD	Berhad
Cnv.	Convertible
CNY	Chinese Renminbi (Yuan)
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
LKR	Sri Lankan Rupee
MYR	Malaysian Ringgit
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar

See accompanying notes to schedules of investments.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:

	Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
SHORT	USD	500,000	JPY	52,180,000	Brown Brothers Harriman	04/08/14	$(5,569)

FINANCIAL FUTURES CONTRACTS SOLD SHORT AS OF MARCH 31, 2014 WERE AS FOLLOWS:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
30	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June, 2014	$3,705,000	$11,484

Matthews Asian Growth and Income Fund	March 31, 2014
Schedule of Investments(a) (unaudited)

		Shares	Value
COMMON EQUITIES: 82.8%
CHINA/HONG KONG: 21.9%
Jardine Matheson Holdings, Ltd.		2,402,000	$151,518,160
AIA Group, Ltd.		29,573,600	140,309,222
HSBC Holdings PLC ADR		1,679,433	85,365,579
CLP Holdings, Ltd.		10,253,700	77,334,036
VTech Holdings, Ltd.		5,860,700	75,331,888
Vitasoy International Holdings, Ltd.†		51,771,000	75,155,220
Hang Lung Properties, Ltd.		24,970,920	71,791,596
CITIC Telecom International Holdings, Ltd.†		191,298,250	71,522,584
China Mobile, Ltd. ADR		1,555,700	70,924,363
Television Broadcasts, Ltd.		10,328,300	61,851,291
Cafe’ de Coral Holdings, Ltd.		18,352,000	55,483,066
Total China/Hong Kong			936,587,005

SINGAPORE: 14.6%
Singapore Technologies Engineering, Ltd.		48,017,125	145,818,759
United Overseas Bank, Ltd.		6,487,000	111,649,217
Keppel Corp., Ltd.		12,825,900	111,037,484
Ascendas REIT		53,925,000	96,884,093
SIA Engineering Co., Ltd.		18,588,000	71,520,725
ARA Asset Management, Ltd.		31,219,210	45,790,160
Singapore Post, Ltd.		38,209,000	41,310,311
Total Singapore			624,010,749

MALAYSIA: 8.3%
AMMB Holdings BHD		49,147,900	108,063,672
Genting Malaysia BHD		75,188,700	96,705,723
Axiata Group BHD		29,634,423	60,530,271
British American Tobacco Malaysia BHD		3,098,700	56,100,182
Telekom Malaysia BHD		20,245,551	36,517,010
Total Malaysia			357,916,858

JAPAN: 7.0%
Lawson, Inc.		1,536,200	108,700,366
Japan Tobacco, Inc.		3,264,600	102,467,355
Japan Real Estate Investment Corp., REIT		11,180	56,259,488
Hisamitsu Pharmaceutical Co., Inc.		770,500	34,770,959
Total Japan			302,198,168

AUSTRALIA: 6.7%
Woolworths, Ltd.		2,378,518	78,792,774
Orica, Ltd.		3,518,154	71,388,895
Coca-Cola Amatil, Ltd.		6,909,102	70,674,967
CSL, Ltd.		1,044,381	67,373,178
Total Australia			288,229,814

SOUTH KOREA: 5.1%
KT&G Corp.		1,104,197	83,164,975
Samsung Electronics Co., Ltd.		54,642	69,076,954
GS Home Shopping, Inc.		298,935	66,642,950
Total South Korea			218,884,879

THAILAND: 5.0%
PTT Public Co., Ltd.		6,898,800	63,586,350
BEC World Public Co., Ltd.		30,807,800	51,757,864
Glow Energy Public Co., Ltd.		21,887,400	51,277,509
Advanced Info Service Public Co., Ltd.		6,625,800	46,160,012
Total Thailand			212,781,735

TAIWAN: 4.3%
Taiwan Semiconductor Manufacturing Co., Ltd.		20,673,187	80,445,699
Taiwan Semiconductor Manufacturing Co., Ltd. ADR		3,295,924	65,984,398
Chunghwa Telecom Co., Ltd. ADR		1,277,525	39,194,467
Total Taiwan			185,624,564

INDONESIA: 3.1%
PT Perusahaan Gas Negara Persero		159,343,000	72,315,415
PT Telekomunikasi Indonesia Persero ADR		1,544,000	60,787,280
Total Indonesia			133,102,695

UNITED KINGDOM: 1.9%
BHP Billiton PLC		2,588,378	79,572,028
Total United Kingdom			79,572,028

PHILIPPINES: 1.8%
Globe Telecom, Inc.		2,065,510	76,641,959
Total Philippines			76,641,959

NEW ZEALAND: 1.7%
Sky Network Television, Ltd.		13,327,439	72,289,029
Total New Zealand			72,289,029

VIETNAM: 1.4%
Vietnam Dairy Products JSC		9,093,802	60,776,210
Total Vietnam			60,776,210
TOTAL COMMON EQUITIES (Cost $2,888,854,193)			3,548,615,693

PREFERRED EQUITIES: 4.7%
SOUTH KOREA: 4.7%
Samsung Fire & Marine Insurance Co., Ltd., Pfd.		511,809	70,920,971
Hyundai Motor Co., Ltd., 2nd Pfd.		379,214	54,225,785
Hyundai Motor Co., Ltd., Pfd.		394,284	50,431,512
LG Household & Health Care, Ltd., Pfd.		121,855	26,444,178
Total South Korea			202,022,446
TOTAL PREFERRED EQUITIES (Cost $72,336,529)			202,022,446

	Face Amount*
CONVERTIBLE CORPORATE BONDS: 11.6%
CHINA/HONG KONG: 7.2%
China Petroleum & Chemical Corp. (Sinopec), Cnv.
0.000%, 04/24/14	HKD	676,210,000	105,313,180
Hong Kong Exchanges and Clearing, Ltd., Cnv.
0.500%, 10/23/17		96,000,000	99,960,000
Power Regal Group, Ltd., Cnv.
2.250%, 06/02/14	HKD	234,020,000	47,896,184
Hengan International Group Co., Ltd., Cnv.
0.000%, 06/27/18	HKD	265,000,000	34,848,192

	Face Amount*		Value
CONVERTIBLE CORPORATE BONDS: (continued)
PB Issuer No. 2, Ltd., Cnv.
1.750%, 04/12/16		21,820,000	$21,820,000
Total China/Hong Kong			309,837,556

INDIA: 2.4%
Tata Power Co., Ltd., Cnv.
1.750%, 11/21/14		56,200,000	60,555,500
Larsen & Toubro, Ltd., Cnv.
3.500%, 10/22/14		41,200,000	41,612,000
Total India			102,167,500

SINGAPORE: 2.0%

CapitaLand, Ltd., Cnv.
1.950%, 10/17/23	SGD	110,250,000	86,112,270
Total Singapore			86,112,270

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $497,435,100)			498,117,326

TOTAL INVESTMENTS: 99.1% (Cost $3,458,625,822(b))			4,248,755,465

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.9%			37,074,073

NET ASSETS: 100.0%			$4,285,829,538

(a)	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).
(b)	Cost for federal income tax purposes is $3,459,516,913 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$868,242,936
	Gross unrealized depreciation	(79,004,384)
	Net unrealized appreciation	$789,238,552

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

*	All values are in USD unless otherwise noted.
ADR	American Depositary Receipt
BHD	Berhad
Cnv.	Convertible
HKD	Hong Kong Dollar
JSC	Joint Stock Co.
NVDR	Non-voting Depositary Receipt
Pfd.	Preferred
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
USD	U.S. Dollar

See accompanying notes to schedules of investments.

Matthews Asia Dividend Fund	March 31, 2014
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 96.9%
CHINA/HONG KONG: 30.2%
HSBC Holdings PLC ADR	2,909,191	$147,874,179
China Mobile, Ltd. ADR	3,082,900	140,549,411
China Shenhua Energy Co., Ltd. H Shares	44,986,000	129,915,090
Minth Group, Ltd.†	59,307,000	120,808,432
Shenzhou International Group Holdings, Ltd.	37,091,000	117,874,447
Yum! Brands, Inc.	1,544,800	116,462,472
Television Broadcasts, Ltd.	18,932,500	113,377,764
Dongfeng Motor Group Co., Ltd. H Shares	64,396,000	91,158,136
Guangdong Investment, Ltd.	90,582,000	86,535,502
Jiangsu Expressway Co., Ltd. H Shares†	64,892,000	73,956,718
Haitian International Holdings, Ltd.	34,207,000	68,621,275
Far East Horizon, Ltd.	78,331,000	57,562,908
Greatview Aseptic Packaging Co., Ltd.†	107,945,000	57,336,866
Yuexiu Transport Infrastructure, Ltd.†	110,490,000	56,979,308
Springland International Holdings, Ltd. †	125,816,000	55,799,270
The Link REIT	11,222,000	55,194,907
Cafe’ de Coral Holdings, Ltd.	17,614,000	53,251,892
Xingda International Holdings, Ltd. H Shares†	99,779,000	49,912,012
Cheung Kong Holdings, Ltd.	642,000	10,644,131
Total China/Hong Kong		1,603,814,720

JAPAN: 23.7%
ITOCHU Corp.	17,310,700	202,542,582
Japan Tobacco, Inc.	6,270,700	196,821,062
ORIX Corp.	10,482,700	147,742,982
Suntory Beverage & Food, Ltd.	4,148,300	142,921,956
Hoya Corp.	4,116,600	128,771,420
Pigeon Corp.†	2,764,300	124,551,917
Toyo Suisan Kaisha, Ltd.	3,370,000	112,604,955
NTT DoCoMo, Inc.	4,425,000	69,726,891
Lawson, Inc.	815,100	57,675,868
Miraca Holdings, Inc.	1,202,200	52,664,212
EPS Corp.†	2,099,500	22,912,997
Total Japan		1,258,936,842

SINGAPORE: 8.4%
United Overseas Bank, Ltd.	5,669,000	97,570,435
Singapore Technologies Engineering, Ltd.	30,906,000	93,855,569
Ascendas REIT	43,912,000	78,894,284
CapitaRetail China Trust, REIT†	52,179,400	58,073,901
ARA Asset Management, Ltd.	29,964,660	43,950,074
Super Group, Ltd.	14,023,000	38,794,849
Ascendas India Trust†	55,065,000	33,707,012
Total Singapore		444,846,124

AUSTRALIA: 8.2%
Ansell, Ltd.†	8,800,000	150,246,705
Primary Health Care, Ltd.†	29,815,465	130,235,982
Coca-Cola Amatil, Ltd.	8,115,895	83,019,560
Breville Group, Ltd.†	8,177,453	72,349,399
Total Australia		435,851,646

INDONESIA: 7.6%
PT Indofood Sukses Makmur	203,052,000	131,381,865
PT United Tractors	58,840,000	108,101,271
PT Perusahaan Gas Negara Persero	142,302,000	64,581,614
PT Bank Rakyat Indonesia Persero	41,611,746	35,377,461
PT Telekomunikasi Indonesia Persero ADR	795,834	31,331,985
PT Telekomunikasi Indonesia Persero	159,556,000	31,188,524
Total Indonesia		401,962,720

TAIWAN: 5.6%
Chunghwa Telecom Co., Ltd. ADR	3,858,301	118,372,675
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,005,040	80,180,901
St. Shine Optical Co., Ltd.	1,911,000	42,609,605
Johnson Health Tech Co., Ltd.†	15,774,539	37,814,345
Taiwan Semiconductor Manufacturing Co., Ltd.	4,646,469	18,080,833
Total Taiwan		297,058,359

INDIA: 3.2%
Tata Motors, Ltd. DVR A Shares	33,395,515	113,177,651
Titan Co., Ltd.	6,985,959	30,728,979
Bharti Infratel, Ltd.	7,643,735	26,032,663
Total India		169,939,293

THAILAND: 2.4%
Thai Beverage Public Co., Ltd.	207,530,000	99,813,697
Total Access Communications Public Co., Ltd. NVDR	8,067,200	28,971,295
Total Thailand		128,784,992

SOUTH KOREA: 2.4%
KT&G Corp.	1,707,000	128,566,381
Total South Korea		128,566,381

MALAYSIA: 2.4%
AMMB Holdings BHD	57,950,000	127,417,241
Total Malaysia		127,417,241

VIETNAM: 1.1%
Vietnam Dairy Products JSC	8,615,740	57,581,199
Total Vietnam		57,581,199

PHILIPPINES: 1.0%
Globe Telecom, Inc.	1,503,820	55,800,122
Total Philippines		55,800,122

LUXEMBOURG: 0.7%
L’Occitane International SA	15,197,500	37,462,283
Total Luxembourg		37,462,283
TOTAL COMMON EQUITIES (Cost $4,447,352,784)		5,148,021,922

PREFERRED EQUITIES: 2.4%
SOUTH KOREA: 2.4%
LG Chem, Ltd., Pfd.	909,080	126,963,056
Total South Korea		126,963,056
TOTAL PREFERRED EQUITIES (Cost $79,784,039)		126,963,056

Value
TOTAL INVESTMENTS: 99.3% (Cost $4,527,136,823(b))	$5,274,984,978

CASH AND OTHER ASSETS, LESS LIABILITIES : 0.7%	35,218,862

NET ASSETS: 100.0%	$5,310,203,840

(a)	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
(b)	Cost for federal income tax purposes is $4,527,710,977 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$925,754,016
	Gross unrealized depreciation	(178,480,015)
	Net unrealized appreciation	$747,274,001

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt
BHD	Berhad
DVR	Differential Voting Right
JSC	Joint Stock Co.
NVDR	Non-voting Depositary Receipt
Pfd.	Preferred
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews China Dividend Fund	March 31, 2014
Schedule of Investments (unaudited)

	Shares	Value
COMMON EQUITIES: 98.4%
CONSUMER DISCRETIONARY: 31.0%
Hotels, Restaurants & Leisure: 9.3%
Yum! Brands, Inc.	58,800	$4,432,932
Shanghai Jinjiang International Hotels Development Co., Ltd. B Shares	3,051,990	4,376,554
Cafe’ de Coral Holdings, Ltd.	1,216,000	3,676,297
		12,485,783
Auto Components: 5.7%
Minth Group, Ltd.	2,720,000	5,540,643
Xingda International Holdings, Ltd. H Shares	4,249,000	2,125,459
		7,666,102
Textiles, Apparel & Luxury Goods: 3.4%
Shenzhou International Group Holdings, Ltd.	1,431,000	4,547,689

Household Durables: 3.2%
Airmate Cayman International Co., Ltd.	1,620,000	4,324,965

Multiline Retail: 3.1%
Springland International Holdings, Ltd.	9,322,000	4,134,298

Media: 2.9%
Television Broadcasts, Ltd.	646,600	3,872,181

Automobiles: 2.0%
Dongfeng Motor Group Co., Ltd. H Shares	1,934,000	2,737,745

Leisure Products: 1.4%
Johnson Health Tech Co., Ltd.	757,953	1,816,947
Total Consumer Discretionary		41,585,710

INDUSTRIALS: 20.7%
Electrical Equipment: 4.9%
Boer Power Holdings, Ltd.	3,888,000	5,233,123
Voltronic Power Technology Corp.	225,000	1,363,188
		6,596,311
Road & Rail: 3.5%
Guangshen Railway Co., Ltd. H Shares	8,866,000	3,749,175
Guangshen Railway Co., Ltd. ADR	44,300	937,388
		4,686,563
Professional Services: 3.4%
Sporton International, Inc.	952,030	4,564,367

Machinery: 3.2%
Haitian International Holdings, Ltd.	2,121,000	4,254,852

Transportation Infrastructure: 2.9%
Yuexiu Transport Infrastructure, Ltd.	4,874,000	2,513,505
Jiangsu Expressway Co., Ltd. H Shares	1,204,000	1,372,186
		3,885,691
Air Freight & Logistics: 2.8%
Shenzhen Chiwan Petroleum B Shares	1,861,968	3,747,221
Total Industrials		27,735,005

FINANCIALS: 13.8%
Real Estate Investment Trusts (REITS): 4.4%
CapitaRetail China Trust, REIT	3,548,800	3,949,694
The Link REIT	389,500	1,915,738
		5,865,432
Banks: 3.5%
HSBC Holdings PLC ADR	91,600	4,656,028

Diversified Financial Services: 3.1%
Far East Horizon, Ltd.	5,652,000	4,153,471

Real Estate Management & Development: 2.8%
Cheung Kong Holdings, Ltd.	229,000	3,796,738
Total Financials		18,471,669

HEALTH CARE: 7.5%
Health Care Equipment & Supplies: 4.7%
Pacific Hospital Supply Co., Ltd.	1,467,000	3,911,679
St. Shine Optical Co., Ltd.	108,811	2,426,161
		6,337,840
Pharmaceuticals: 2.8%
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd. S Shares	3,571,000	3,785,260
Total Health Care		10,123,100

TELECOMMUNICATION SERVICES: 5.3%
Diversified Telecommunication Services: 2.8%
Chunghwa Telecom Co., Ltd. ADR	121,504	3,727,743

Wireless Telecommunication Services: 2.5%
China Mobile, Ltd. ADR	73,830	3,365,910
Total Telecommunication Services		7,093,653

CONSUMER STAPLES: 5.3%
Food Products: 3.0%
Vitasoy International Holdings, Ltd.	2,744,000	3,983,425

Beverages: 2.3%
Yantai Changyu Pioneer Wine Co., Ltd. B Shares	1,268,534	3,087,723
Total Consumer Staples		7,071,148

INFORMATION TECHNOLOGY: 4.5%
Internet Software & Services: 3.3%
Pacific Online, Ltd.	7,048,000	4,370,641

Semiconductors & Semiconductor Equipment: 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	424,000	1,649,914
Total Information Technology		6,020,555

UTILITIES: 3.8%
Water Utilities: 3.8%
Guangdong Investment, Ltd.	5,402,000	5,160,681
Total Utilities		5,160,681

ENERGY: 3.4%
Oil, Gas & Consumable Fuels: 3.4%
China Shenhua Energy Co., Ltd. H Shares	1,591,000	4,594,650
Total Energy		4,594,650

MATERIALS: 3.1%
Containers & Packaging: 3.1%
Greatview Aseptic Packaging Co., Ltd.	7,922,000	4,207,908
Total Materials		4,207,908

Value
TOTAL INVESTMENTS: 98.4% (Cost $124,041,639(a))	$132,064,079

CASH AND OTHER ASSETS, LESS LIABILITIES : 1.6%	2,189,981

NET ASSETS: 100.0%	$134,254,060

(a)	Cost for federal income tax purposes is $124,053,022 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$18,314,429
	Gross unrealized depreciation	(10,303,372)
	Net unrealized appreciation	$8,011,057

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews Asia Focus Fund	March 31, 2014
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 95.8%
CHINA/HONG KONG: 29.9%
Jardine Matheson Holdings, Ltd.	8,400	$529,872
AIA Group, Ltd.	105,000	498,163
Yum! Brands, Inc.	4,350	327,947
Samsonite International SA	102,000	315,606
Baidu, Inc. ADR(b)	1,637	249,446
HSBC Holdings PLC	21,200	214,692
Hang Lung Group, Ltd.	39,000	196,345
Total China/Hong Kong		2,332,071

MALAYSIA: 11.0%
Genting Malaysia BHD	177,500	228,296
AMMB Holdings BHD	100,700	221,414
Axiata Group BHD	100,300	204,869
Guinness Anchor BHD	46,700	201,358
Total Malaysia		855,937

AUSTRALIA: 10.1%
Ansell, Ltd.	14,153	241,641
Insurance Australia Group, Ltd.	37,399	193,190
Orica, Ltd.	9,030	183,233
Coca-Cola Amatil, Ltd.	16,523	169,018
Total Australia		787,082

SINGAPORE: 9.4%
Singapore Telecommunications, Ltd.	99,000	287,264
United Overseas Bank, Ltd.	14,000	240,957
Singapore Technologies Engineering, Ltd.	67,000	203,466
Total Singapore		731,687

INDONESIA: 8.4%
PT Bank Rakyat Indonesia Persero	296,000	251,653
PT Kalbe Farma	1,561,400	202,538
PT Indofood Sukses Makmur	312,600	202,263
Total Indonesia		656,454

THAILAND: 5.7%
Kasikornbank Public Co., Ltd.	43,000	235,943
Thai Union Frozen Products Public Co., Ltd.	98,500	208,751
Total Thailand		444,694

SOUTH KOREA: 4.8%
Samsung Electronics Co., Ltd.	300	379,252
Total South Korea		379,252

TAIWAN: 4.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	80,000	311,304
Total Taiwan		311,304

SWITZERLAND: 3.6%
Cie Financiere Richemont SA	2,988	285,264
Total Switzerland		285,264

UNITED STATES: 3.5%
Mead Johnson Nutrition Co.	3,268	271,702
Total United States		271,702

INDIA: 3.0%
Tata Motors, Ltd.	34,885	232,859
Total India		232,859

UNITED KINGDOM: 2.4%
BHP Billiton PLC	6,237	191,738
Total United Kingdom		191,738

TOTAL INVESTMENTS: 95.8% (Cost $7,322,171(c))		7,480,044

CASH AND OTHER ASSETS, LESS LIABILITIES: 4.2%		328,578

NET ASSETS: 100.0%		$7,808,622

(a)	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $7,415,776 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$427,888
	Gross unrealized depreciation	(363,620)
	Net unrealized appreciation	$64,268

ADR	American Depositary Receipt
BHD	Berhad

See accompanying notes to schedules of investments.

Matthews Asia Growth Fund	March 31, 2014
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 98.3%
JAPAN: 49.5%
Toyota Motor Corp.	663,300	$37,406,038
ORIX Corp.	2,305,600	32,495,084
SoftBank Corp.	336,500	25,428,719
Honda Motor Co., Ltd.	684,300	24,078,230
Sumitomo Mitsui Financial Group, Inc.	427,600	18,328,616
Sysmex Corp.	568,600	18,128,332
Mitsubishi UFJ Financial Group, Inc.	3,172,500	17,470,277
Kakaku.com, Inc.	1,058,400	17,207,214
Daikin Industries, Ltd.	274,000	15,365,768
Yokogawa Electric Corp.	950,000	15,358,404
Suntory Beverage & Food, Ltd.	418,200	14,408,303
FANUC Corp.	81,400	14,390,874
Mizuho Financial Group, Inc.	7,247,400	14,363,282
Nidec Corp.	218,800	13,416,267
Glory, Ltd.	480,100	13,165,180
Seven & I Holdings Co., Ltd.	344,600	13,130,806
Rinnai Corp.	132,100	11,619,785
Nitto Denko Corp.	231,200	11,086,946
Komatsu, Ltd.	501,400	10,511,631
Unicharm Corp.	152,600	8,142,230
Pigeon Corp.	167,800	7,560,616
Bit-isle, Inc.	1,115,700	6,647,962
Calbee, Inc.	263,500	6,208,734
Tokio Marine Holdings, Inc.	173,900	5,215,329
Benefit One, Inc.	462,600	4,172,580
Mitsui & Co., Ltd.	245,900	3,475,444
Total Japan		378,782,651

CHINA/HONG KONG: 11.9%
Sands China, Ltd.	2,486,000	18,573,287
Haitian International Holdings, Ltd.	8,247,000	16,543,972
China Lodging Group, Ltd. ADS(b)	526,600	12,938,562
Shenzhou International Group Holdings, Ltd.	3,981,000	12,651,537
Baidu, Inc. ADR(b)	61,300	9,340,894
Dairy Farm International Holdings, Ltd.	727,554	7,086,376
Tingyi (Cayman Islands) Holding Corp.	1,888,000	5,415,845
Autohome, Inc. ADR(b)	116,000	4,455,560
Hang Lung Group, Ltd.	742,000	3,735,590
Total China/Hong Kong		90,741,623

INDONESIA: 8.3%
PT Indofood CBP Sukses Makmur	18,435,000	16,444,921
PT Astra International	24,666,000	16,134,160
PT Ace Hardware Indonesia	194,172,500	12,869,326
PT Bank Rakyat Indonesia Persero	13,407,000	11,398,359
PT Arwana Citramulia	79,852,000	6,664,392
Total Indonesia		63,511,158

INDIA: 5.9%
HDFC Bank, Ltd.	1,007,795	12,635,722
Emami, Ltd.	1,551,001	11,304,797
Sun Pharmaceutical Industries, Ltd.	793,374	7,635,174
Castrol India, Ltd.	1,075,755	5,601,005
Multi Commodity Exchange of India, Ltd.	516,163	4,270,353
Lupin, Ltd.	264,368	4,130,688
Total India		45,577,739

SRI LANKA: 4.7%
John Keells Holdings PLC	11,026,735	19,151,254
Sampath Bank PLC	7,050,493	9,823,219
Lanka Orix Leasing Co. PLC(b)	12,121,473	6,955,704
Total Sri Lanka		35,930,177

THAILAND: 3.3%
Major Cineplex Group Public Co., Ltd.	11,921,000	6,945,342
SVI Public Co., Ltd.	49,184,614	6,580,186
The Siam Commercial Bank Public Co., Ltd.	1,264,400	6,138,810
SNC Former Public Co., Ltd.	11,599,900	5,542,492
Total Thailand		25,206,830

TAIWAN: 3.2%
St. Shine Optical Co., Ltd.	711,000	15,853,181
Synnex Technology International Corp.	3,133,000	5,041,195
Sinmag Equipment Corp.	661,000	3,863,656
Total Taiwan		24,758,032

PHILIPPINES: 2.8%
Vista Land & Lifescapes, Inc.	107,729,700	12,659,951
Universal Robina Corp.	2,873,600	9,099,146
Total Philippines		21,759,097

AUSTRALIA: 2.7%
Oil Search, Ltd.	1,414,665	11,099,220
CSL, Ltd.	152,216	9,819,477
Total Australia		20,918,697

VIETNAM: 2.4%
Vietnam Dairy Products JSC	1,502,987	10,044,847
Kinh Do Corp.	2,647,210	8,030,404
Total Vietnam		18,075,251

MALAYSIA: 2.2%
SapuraKencana Petroleum BHD(b)	7,729,800	10,651,998
Oldtown BHD	9,908,125	6,007,683
Total Malaysia		16,659,681

SINGAPORE: 1.4%
Keppel Land, Ltd.	2,204,000	5,887,145
Goodpack, Ltd.	2,919,000	4,965,943
Total Singapore		10,853,088
TOTAL COMMON EQUITIES (Cost $607,173,030)		752,774,024

WARRANTS: 0.1%
SRI LANKA: 0.1%
John Keells Holdings PLC, expires 11/11/16	490,094	269,608
John Keells Holdings PLC, expires 11/12/15	490,094	257,234
Total Sri Lanka		526,842
TOTAL WARRANTS (Cost $0)		526,842

Value
TOTAL INVESTMENTS: 98.4% (Cost $607,173,030(c))	$753,300,866

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.6%	12,103,251

NET ASSETS: 100.0%	$765,404,117

(a)	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $607,173,030 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$172,029,946
	Gross unrealized depreciation	(25,902,110)
	Net unrealized appreciation	$146,127,836

ADR	American Depositary Receipt
ADS	American Depositary Share
BHD	Berhad
JSC	Joint Stock Co.

See accompanying notes to schedules of investments.

Matthews Pacific Tiger Fund	March 31, 2014
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 99.8%
CHINA/HONG KONG: 26.9%
Ping An Insurance Group Co. of China, Ltd. H Shares	28,166,000	$233,491,111
Hang Lung Group, Ltd.	32,614,000	164,194,766
Dairy Farm International Holdings, Ltd.	15,866,946	154,544,054
China Resources Enterprise, Ltd.	51,802,000	146,259,756
Baidu, Inc. ADR(b)	847,500	129,142,050
Sinopharm Group Co., Ltd. H Shares	43,788,000	119,963,257
Hengan International Group Co., Ltd.	11,458,500	118,699,217
Dongfeng Motor Group Co., Ltd. H Shares	82,940,000	117,408,780
China Resources Land, Ltd.	50,688,000	111,224,104
Tingyi (Cayman Islands) Holding Corp.	36,846,000	105,695,030
Lenovo Group, Ltd.	93,092,000	102,855,468
China Mobile, Ltd. ADR	2,113,150	96,338,509
Tencent Holdings, Ltd.	1,302,300	90,580,913
Swire Pacific, Ltd. A Shares	5,683,500	66,276,359
China Vanke Co., Ltd. B Shares	39,141,304	65,096,735
Digital China Holdings, Ltd.†	61,422,000	61,924,842
Hong Kong Exchanges and Clearing, Ltd.	3,664,500	55,559,234
Total China/Hong Kong		1,939,254,185

INDIA: 18.6%
Tata Power Co., Ltd.†	127,560,510	181,870,776
Kotak Mahindra Bank, Ltd.	12,150,816	158,908,198
GAIL India, Ltd.	24,682,108	155,413,901
ITC, Ltd.	24,735,000	146,138,302
Titan Co., Ltd.	27,327,339	120,204,143
Container Corp. of India, Ltd.	6,836,659	111,091,058
Housing Development Finance Corp.	7,485,685	110,789,015
HDFC Bank, Ltd.	8,435,920	105,769,465
Sun Pharmaceutical Industries, Ltd.	10,653,630	102,527,085
Dabur India, Ltd.	25,308,038	76,128,578
Thermax, Ltd.	5,110,034	64,018,208
HDFC Bank, Ltd. ADR	319,500	13,109,085
Total India		1,345,967,814

SOUTH KOREA: 18.2%
Amorepacific Corp.	228,241	269,665,100
Dongbu Insurance Co., Ltd.†	3,950,500	205,004,112
Naver Corp.	264,015	192,908,060
Samsung Electronics Co., Ltd.	136,754	172,880,747
Cheil Worldwide, Inc.(b)†	6,145,440	138,635,513
Green Cross Corp.†	967,499	114,792,716
Hyundai Mobis	299,719	88,926,253
Yuhan Corp.	421,821	72,092,037
Orion Corp.	45,997	35,467,585
MegaStudy Co., Ltd.	316,408	21,202,189
Total South Korea		1,311,574,312

TAIWAN: 8.9%
Delta Electronics, Inc.	36,467,000	225,130,810
President Chain Store Corp.	26,989,608	190,551,374
Synnex Technology International Corp.†	87,128,354	140,195,036
Taiwan Semiconductor Manufacturing Co., Ltd.	19,423,513	75,582,835
Yuanta Financial Holding Co., Ltd.	22,931,000	11,558,685
Total Taiwan		643,018,740

INDONESIA: 8.8%
PT Astra International	227,099,300	148,546,842
PT Perusahaan Gas Negara Persero	318,552,100	144,570,061
PT Indofood CBP Sukses Makmur	135,813,000	121,151,836
PT Bank Central Asia	115,688,500	108,654,405
PT Telekomunikasi Indonesia Persero	507,302,500	99,162,779
PT Telekomunikasi Indonesia Persero ADR	375,700	14,791,309
Total Indonesia		636,877,232

THAILAND: 5.9%
Central Pattana Public Co., Ltd.	136,957,600	198,428,089
The Siam Cement Public Co., Ltd. NVDR	7,829,748	100,888,861
Kasikornbank Public Co., Ltd. NVDR	8,794,800	48,257,534
PTT Exploration & Production Public Co., Ltd.	9,830,367	47,576,067
The Siam Cement Public Co., Ltd.	2,273,752	29,298,038
Kasikornbank Public Co., Ltd.	385,000	2,112,515
Total Thailand		426,561,104

MALAYSIA: 4.5%
Genting BHD	49,462,000	151,468,382
Public Bank BHD	15,684,086	92,024,832
IHH Healthcare BHD(b)	34,346,700	40,494,502
Top Glove Corp. BHD	15,975,960	24,217,119
IHH Healthcare BHD(b)	11,543,000	13,214,023
Total Malaysia		321,418,858

SINGAPORE: 2.1%
Keppel Land, Ltd.	34,212,000	91,384,307
Hyflux, Ltd.†	65,284,280	63,576,789
Total Singapore		154,961,096

PHILIPPINES: 2.1%
SM Prime Holdings, Inc.	336,449,271	109,536,389
GT Capital Holdings, Inc.	2,277,740	39,896,639
Total Philippines		149,433,028

SWITZERLAND: 2.0%
DKSH Holding, Ltd.	1,820,879	144,797,007
Total Switzerland		144,797,007

VIETNAM: 1.8%
Vietnam Dairy Products JSC	19,622,807	131,144,249
Total Vietnam		131,144,249
TOTAL COMMON EQUITIES (Cost $5,213,941,043)		7,205,007,625

WARRANTS: 0.1%
MALAYSIA: 0.1%
Genting BHD, expires 12/18/18	12,253,875	10,882,327
Total Malaysia		10,882,327
TOTAL WARRANTS (Cost $5,593,674)		10,882,327

	Shares	Value
RIGHTS: 0.1%
INDIA: 0.1%
Tata Power Co., Ltd., expires 4/15/14	17,858,471	$7,894,238
Total India		7,894,238
Total RIGHTS (Cost $0)		7,894,238

TOTAL INVESTMENTS: 100.0% (Cost $5,219,534,717(c))		7,223,784,190

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.0%)		(1,293,705)

NET ASSETS: 100.0%		$7,222,490,485

(a)	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $5,221,357,441 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$2,204,472,110
	Gross unrealized depreciation	(202,045,361)
	Net unrealized appreciation	$2,002,426,479

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)
ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.
NVDR	Non-voting Depositary Receipt

See accompanying notes to schedules of investments.

Matthews Emerging Asia Fund	March 31, 2014
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 96.1%
CHINA/HONG KONG: 14.4%
Melco Crown Entertainment, Ltd. ADR (b)	34,500	$1,333,425
CSPC Pharmaceutical Group, Ltd.	1,438,000	1,273,649
Shenzhou International Group Holdings, Ltd.	398,000	1,264,836
Melco Crown Entertainment, Ltd.(b)	93,900	1,175,490
Haitian International Holdings, Ltd.	477,000	956,890
Tencent Holdings, Ltd.	11,900	827,699
Sina Corp.(b)	10,900	658,469
CIMC Enric Holdings, Ltd.	400,000	564,172
Sun Art Retail Group, Ltd.	325,000	408,528
Total China/Hong Kong		8,463,158

INDIA: 13.8%
Info Edge India, Ltd.	124,174	1,288,262
Gruh Finance, Ltd.	232,143	1,147,839
Emami, Ltd.	126,978	925,506
Lupin, Ltd.	54,293	848,315
Shriram Transport Finance Co., Ltd.	63,223	812,485
Shriram City Union Finance, Ltd.	33,046	608,963
Supreme Industries, Ltd.	69,610	585,518
Praj Industries, Ltd.	494,063	434,314
Cipla India, Ltd.	60,053	384,918
VST Industries, Ltd.	11,233	309,581
Castrol India, Ltd.	57,613	299,967
Multi Commodity Exchange of India, Ltd.	32,155	266,027
Jubilant Foodworks, Ltd.(b)	11,592	206,530
Total India		8,118,225

BANGLADESH: 12.3%
British American Tobacco Bangladesh Co., Ltd.	68,000	2,019,933
Square Pharmaceuticals, Ltd.	577,940	1,988,531
GrameenPhone, Ltd.	297,400	819,383
Marico Bangladesh, Ltd.	41,850	607,958
Apex Footwear, Ltd.	74,800	423,642
Bata Shoe Co. Bangladesh, Ltd.	34,500	391,326
Islami Bank Bangladesh, Ltd.	731,500	325,216
Olympic Industries, Ltd.	119,500	317,537
Berger Paints Bangladesh, Ltd.	25,150	299,985
Total Bangladesh		7,193,511

SRI LANKA: 11.4%
Sampath Bank PLC	1,486,525	2,071,126
National Development Bank PLC	867,838	1,185,890
John Keells Holdings PLC	556,003	965,667
Aitken Spence Hotel Holdings PLC	1,536,994	823,180
Ceylinco Insurance Co. PLC	34,935	374,208
Cargills Ceylon PLC	354,828	370,574
Lanka Orix Leasing Co. PLC(b)	573,466	329,074
Chevron Lubricants Lanka PLC	136,883	276,803
Ceylon Tobacco Co. PLC	22,125	178,761
Odel PLC	605,867	89,466
Total Sri Lanka		6,664,749

VIETNAM: 8.1%
Kinh Do Corp.	311,860	946,038
Saigon Securities, Inc.	554,160	782,745
Vinh Hoan Corp. (b)	572,987	779,463
DHG Pharmaceutical JSC	87,240	574,777
Masan Group Corp.(b)	117,010	537,977
Phu Nhuan Jewelry JSC	270,750	395,265
Phuoc Hoa Rubber JSC	187,910	277,000
Dinh Vu Port Investment & Development JSC	107,200	246,437
National Seed JSC	51,750	198,685
Total Vietnam		4,738,387

INDONESIA: 7.5%
PT Bank Mandiri Persero	1,515,300	1,276,260
PT Matahari Department Store (b)	979,200	1,203,782
PT Gudang Garam	242,000	1,059,327
PT Indofood CBP Sukses Makmur	496,000	442,456
PT Electronic City Indonesia(b)	2,017,200	409,127
Total Indonesia		4,390,952

PHILIPPINES: 6.9%
Vista Land & Lifescapes, Inc.	9,771,200	1,148,271
RFM Corp.	6,968,400	905,915
Puregold Price Club, Inc.	808,100	792,873
Universal Robina Corp.	205,040	649,252
GT Capital Holdings, Inc.	30,110	527,403
Total Philippines		4,023,714

PAKISTAN: 6.3%
Engro Foods, Ltd. (b)	939,000	1,122,979
Pakistan Petroleum, Ltd.	485,900	1,106,053
GlaxoSmithKline Pakistan, Ltd.	492,200	814,258
ICI Pakistan, Ltd.	149,200	551,494
National Foods, Ltd.	21,600	121,044
Total Pakistan		3,715,828

THAILAND: 3.1%
Major Cineplex Group Public Co., Ltd.	981,500	571,836
The Siam Cement Public Co., Ltd.	43,400	559,223
SNC Former Public Co., Ltd.	809,700	386,879
Beauty Community Public Co., Ltd.	456,000	276,917
Total Thailand		1,794,855

CAMBODIA: 3.0%
NagaCorp, Ltd.	1,708,000	1,779,236
Total Cambodia		1,779,236

SINGAPORE: 2.8%
Yoma Strategic Holdings, Ltd.	1,700,000	1,006,837
Petra Foods, Ltd.	218,000	639,494
Total Singapore		1,646,331

MALAYSIA: 2.4%
SapuraKencana Petroleum BHD(b)	617,900	851,493
Oldtown BHD	885,625	536,989
Total Malaysia		1,388,482

TAIWAN: 2.3%
Ginko International Co., Ltd.	35,000	603,399
King Slide Works Co., Ltd.	28,000	381,578
ScinoPharm Taiwan, Ltd.	140,400	375,291
Total Taiwan		1,360,268

March 31, 2014

	Shares	Value
COMMON EQUITIES: (continued)
AUSTRALIA: 1.8%
Oil Search, Ltd.	131,437	$1,031,232
Total Australia		1,031,232
TOTAL COMMON EQUITIES (Cost $52,230,750)		56,308,928

WARRANTS: 0.0%
SRI LANKA: 0.0%
John Keells Holdings PLC, expires 11/11/16	24,712	13,594
John Keells Holdings PLC, expires 11/12/15	24,712	12,970
Total Sri Lanka		26,564
TOTAL WARRANTS (Cost $0)		26,564

TOTAL INVESTMENTS: 96.1% (Cost $52,230,750(c))		56,335,492

CASH AND OTHER ASSETS, LESS LIABILITIES: 3.9%		2,267,342

NET ASSETS: 100.0%		$58,602,834

(a)	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $52,230,750 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$6,781,919
	Gross unrealized depreciation	(2,677,177)
	Net unrealized appreciation	$4,104,742

ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.

See accompanying notes to schedules of investments.

Matthews China Fund	March 31, 2014
Schedule of Investments (unaudited)

	Shares	Value
COMMON EQUITIES: 99.5%
FINANCIALS: 18.3%
Real Estate Management & Development: 7.7%
China Vanke Co., Ltd. B Shares	15,936,868	$26,504,944
China Resources Land, Ltd.	10,736,000	23,557,883
Hang Lung Group, Ltd.	4,424,000	22,272,571
Swire Pacific, Ltd. A Shares	1,507,000	17,573,409
		89,908,807
Banks: 4.7%
China Merchants Bank Co., Ltd. H Shares	11,285,143	20,456,277
China Construction Bank Corp. H Shares	25,203,660	17,644,024
BOC Hong Kong Holdings, Ltd.	5,708,500	16,264,791
		54,365,092
Insurance: 4.4%
Ping An Insurance Group Co. of China, Ltd. H Shares	3,242,500	26,879,746
China Life Insurance Co., Ltd. H Shares	6,048,000	17,115,142
China Life Insurance Co., Ltd. ADR	162,400	6,876,016
		50,870,904
Diversified Financial Services: 1.5%
Hong Kong Exchanges and Clearing, Ltd.	1,124,000	17,041,501
Total Financials		212,186,304
INFORMATION TECHNOLOGY: 18.3%
Internet Software & Services: 8.1%
Tencent Holdings, Ltd.	600,500	41,767,518
Sina Corp.(a)	337,400	20,382,334
NetEase, Inc. ADR	264,200	17,780,660
Baidu, Inc. ADR(a)	90,800	13,836,104
		93,766,616
Electronic Equipment, Instruments & Components: 3.4%
Digital China Holdings, Ltd.	29,374,000	29,614,476
Hollysys Automation Technologies, Ltd.(a)	470,100	10,125,954
		39,740,430
Software: 2.8%
Kingdee International Software Group Co., Ltd.(a)	84,064,800	32,188,804
Technology Hardware, Storage & Peripherals: 2.2%
Lenovo Group, Ltd.	22,602,000	24,972,493
Communications Equipment: 1.8%
ZTE Corp. H Shares(a)	10,590,704	20,562,883
Total Information Technology		211,231,226
CONSUMER DISCRETIONARY: 17.0%
Hotels, Restaurants & Leisure: 8.0%
Sands China, Ltd.	4,196,400	31,351,947
Cafe’ de Coral Holdings, Ltd.	8,766,100	26,502,294
Home Inns & Hotels Management, Inc. ADR(a)	774,746	25,016,548
Shangri-La Asia, Ltd.	5,953,400	9,747,719
		92,618,508
Media: 1.7%
Television Broadcasts, Ltd.	3,295,300	19,733,989
Multiline Retail: 1.6%
Golden Eagle Retail Group, Ltd.	13,532,000	18,667,234
Automobiles: 1.5%
Dongfeng Motor Group Co., Ltd. H Shares	12,562,000	17,782,603
Specialty Retail: 1.5%
Belle International Holdings, Ltd.	17,281,000	17,221,960
Textiles, Apparel & Luxury Goods: 1.5%
Li Ning Co., Ltd.(a)	25,160,000	16,997,151
Diversified Consumer Services: 1.2%
New Oriental Education & Technology Group, Inc. ADR	462,200	13,565,570
Total Consumer Discretionary		196,587,015
INDUSTRIALS: 11.6%
Transportation Infrastructure: 4.4%
Yuexiu Transport Infrastructure, Ltd.	48,899,000	25,217,044
China Merchants Holdings International Co., Ltd.	7,292,581	25,056,054
		50,273,098
Machinery: 3.3%
CSR Corp., Ltd. H Shares	29,828,000	25,072,979
Airtac International Group	1,264,000	13,095,542
		38,168,521
Industrial Conglomerates: 1.4%
NWS Holdings, Ltd.	9,884,914	16,669,203
Airlines: 1.3%
Air China, Ltd. H Shares	25,033,900	14,781,830
Construction & Engineering: 1.2%
China State Construction International Holdings, Ltd.	8,112,000	13,742,239
Total Industrials		133,634,891
CONSUMER STAPLES: 11.0%
Food Products: 4.9%
China Mengniu Dairy Co., Ltd.	6,513,000	32,621,679
Tingyi (Cayman Islands) Holding Corp.	8,549,000	24,523,335
		57,145,014
Food & Staples Retailing: 2.9%
China Resources Enterprise, Ltd.	6,702,000	18,922,684
Sun Art Retail Group, Ltd.	11,367,000	14,288,435
		33,211,119
Personal Products: 1.7%
Hengan International Group Co., Ltd.	1,949,000	20,189,796
Beverages: 1.5%
Tsingtao Brewery Co., Ltd. H Shares	2,315,000	16,937,568
Total Consumer Staples		127,483,497
HEALTH CARE: 7.6%
Health Care Equipment & Supplies: 3.6%
Mindray Medical International, Ltd. ADR	998,168	32,300,716
Ginko International Co., Ltd.	564,000	9,723,340
		42,024,056
Health Care Providers & Services: 2.4%
Sinopharm Group Co., Ltd. H Shares	10,205,600	27,959,647
Pharmaceuticals: 1.6%
Sino Biopharmaceutical, Ltd.	21,100,000	17,981,177
Total Health Care		87,964,880

	Shares	Value
COMMON EQUITIES: (continued)
UTILITIES: 5.6%
Independent Power and Renewable Electricity Producers: 2.5%
China Longyuan Power Group Corp. H Shares	28,680,000	$28,877,819
Electric Utilities: 1.9%
Cheung Kong Infrastructure Holdings, Ltd.	3,458,500	22,071,263
Gas Utilities: 1.2%
Hong Kong & China Gas Co., Ltd.	6,453,312	14,077,230
Total Utilities		65,026,312
ENERGY: 5.6%
Oil, Gas & Consumable Fuels: 4.0%
Kunlun Energy Co., Ltd.	14,032,000	23,481,642
CNOOC, Ltd.	10,657,000	16,020,192
China Shenhua Energy Co., Ltd. H Shares	2,373,000	6,852,988
		46,354,822
Energy Equipment & Services: 1.6%
China Oilfield Services, Ltd. H Shares	7,768,000	18,226,984
Total Energy		64,581,806
TELECOMMUNICATION SERVICES: 4.5%
Wireless Telecommunication Services: 2.6%
China Mobile, Ltd. ADR	334,800	15,263,532
China Mobile, Ltd.	1,614,083	14,774,691
		30,038,223
Diversified Telecommunication Services: 1.9%
China Communications Services Corp., Ltd. H Shares	47,210,800	21,850,934
Total Telecommunication Services		51,889,157

TOTAL INVESTMENTS: 99.5% (Cost $992,380,093(b))		1,150,585,088

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.5%		6,315,050

NET ASSETS: 100.0%		$1,156,900,138

(a)                                                         Non-income producing security.

(b)                                                         Cost for federal income tax purposes is $993,038,948 and net unrealized appreciation consists of:

Gross unrealized appreciation	$227,268,547
Gross unrealized depreciation	(69,722,407)
Net unrealized appreciation	$157,546,140

ADR                                             American Depositary Receipt

See accompanying notes to schedules of investments.

Matthews India Fund	March 31, 2014
Schedule of Investments (unaudited)

	Shares	Value
COMMON EQUITIES: 99.4%
FINANCIALS: 23.4%
Banks: 11.2%
Kotak Mahindra Bank, Ltd.	2,080,000	$27,202,210
HDFC Bank, Ltd.	1,840,165	23,071,967
HDFC Bank, Ltd. ADR	30,922	1,268,730
		51,542,907
Consumer Finance: 3.7%
Shriram City Union Finance, Ltd.	933,593	17,203,998
Diversified Financial Services: 3.5%
IDFC, Ltd.	7,311,855	14,967,127
Multi Commodity Exchange of India, Ltd.	159,509	1,319,660
		16,286,787
Real Estate Management & Development: 2.8%
Ascendas India Trust	21,416,000	13,109,405
Thrifts & Mortgage Finance: 2.2%
Housing Development Finance Corp.	687,000	10,167,680
Total Financials		108,310,777

INDUSTRIALS: 23.2%
Machinery: 10.8%
AIA Engineering, Ltd.	2,306,467	21,582,638
Thermax, Ltd.	1,333,128	16,701,350
Ashok Leyland, Ltd.	29,622,554	11,730,477
		50,014,465
Transportation Infrastructure: 5.1%
Gujarat Pipavav Port, Ltd.(a)	15,875,000	23,338,357
Road & Rail: 4.2%
Container Corp. of India, Ltd.	1,196,324	19,439,451
Industrial Conglomerates: 3.1%
MAX India, Ltd.	4,075,424	14,197,195
Total Industrials		106,989,468

CONSUMER STAPLES: 19.1%
Personal Products: 11.7%
Emami, Ltd.	3,149,801	22,957,987
Bajaj Corp., Ltd.	4,653,615	16,924,361
Dabur India, Ltd.	4,789,430	14,406,984
		54,289,332
Tobacco: 5.3%
ITC, Ltd.	4,160,000	24,577,940
Food Products: 2.1%
Zydus Wellness, Ltd.	1,146,779	9,528,889
Total Consumer Staples		88,396,161

MATERIALS: 12.1%
Chemicals: 8.6%
Supreme Industries, Ltd.	1,895,000	15,939,608
Asian Paints, Ltd.	1,388,000	12,734,808
Castrol India, Ltd.	2,139,063	11,137,203
		39,811,619
Construction Materials: 1.9%
Grasim Industries, Ltd.	183,459	8,871,678
Metals & Mining: 1.6%
NMDC, Ltd.	3,145,923	7,335,088
Total Materials		56,018,385

CONSUMER DISCRETIONARY: 9.2%
Household Durables: 3.0%
Symphony, Ltd.	1,126,560	13,867,313
Media: 2.4%
Jagran Prakashan, Ltd.	6,350,124	10,957,014
Textiles, Apparel & Luxury Goods: 1.9%
Titan Co., Ltd.	2,063,820	9,078,078
Auto Components: 1.9%
Exide Industries, Ltd.	4,263,554	8,648,827
Total Consumer Discretionary		42,551,232

INFORMATION TECHNOLOGY: 5.5%
Internet Software & Services: 3.6%
Info Edge India, Ltd.	1,602,978	16,630,335
IT Services: 1.9%
Mindtree, Ltd.	387,000	8,561,012
Total Information Technology		25,191,347

HEALTH CARE: 3.5%
Pharmaceuticals: 3.5%
Sun Pharmaceutical Industries, Ltd.	1,681,559	16,182,779
Total Health Care		16,182,779

UTILITIES: 3.4%
Gas Utilities: 3.4%
GAIL India, Ltd.	2,509,751	15,802,953
Total Utilities		15,802,953

TOTAL INVESTMENTS: 99.4% (Cost $399,803,683(b))		459,443,102

CASH AND OTHER ASSETS, LESS LIABILITIES : 0.6%		2,912,586

NET ASSETS: 100.0%		$462,355,688

(a)                                                         Non-income producing security.

(b)                                                         Cost for federal income tax purposes is $399,865,782 and net unrealized appreciation consists of:

Gross unrealized appreciation	$118,603,085
Gross unrealized depreciation	(59,025,765)
Net unrealized appreciation	$59,577,320

ADR                                             American Depositary Receipt

See accompanying notes to schedules of investments.

Matthews Japan Fund	March 31, 2014
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 96.9%
INDUSTRIALS: 23.0%
Machinery: 10.9%
FANUC Corp.	52,900	$9,352,300
Glory, Ltd.	318,000	8,720,115
Nabtesco Corp.	376,500	8,690,359
Mitsubishi Heavy Industries, Ltd.	1,438,000	8,320,806
Komatsu, Ltd.	265,800	5,572,380
Harmonic Drive Systems, Inc.	148,400	4,486,872
Freund Corp.	384,600	4,383,150
		49,525,982
Building Products: 5.0%
Daikin Industries, Ltd.	182,400	10,228,891
Aica Kogyo Co., Ltd.	351,700	7,841,956
Nihon Flush Co., Ltd.	266,800	4,543,897
		22,614,744
Professional Services: 2.4%
Nihon M&A Center, Inc.	250,800	6,714,266
Benefit One, Inc.	490,100	4,420,626
		11,134,892
Trading Companies & Distributors: 2.0%
ITOCHU Corp.	763,100	8,928,596
Electrical Equipment: 1.4%
Nidec Corp.	103,000	6,315,702
Road & Rail: 1.3%
Trancom Co., Ltd.	151,800	5,882,662
Total Industrials		104,402,578

FINANCIALS: 21.0%
Banks: 9.9%
Mitsubishi UFJ Financial Group, Inc.	2,631,700	14,492,207
Sumitomo Mitsui Financial Group, Inc.	268,500	11,508,965
Seven Bank, Ltd.	1,738,700	6,823,352
Mizuho Financial Group, Inc.	3,440,000	6,817,574
Shinsei Bank, Ltd.	2,814,000	5,524,544
		45,166,642
Diversified Financial Services: 5.1%
ORIX Corp.	1,108,800	15,627,407
Zenkoku Hosho Co., Ltd.	240,200	6,333,576
eGuarantee, Inc.	55,800	1,224,620
		23,185,603
Real Estate Management & Development: 2.5%
Mitsui Fudosan Co., Ltd.	215,000	6,559,268
Hulic Co., Ltd.	347,900	4,775,585
		11,334,853
Real Estate Investment Trusts (REITS): 2.1%
Global One Real Estate Investment Corp., REIT	1,666	4,898,543
GLP J-REIT	4,606	4,630,106
		9,528,649
Insurance: 1.4%
Tokio Marine Holdings, Inc.	215,800	6,471,926
Total Financials		95,687,673

CONSUMER DISCRETIONARY: 16.2%
Automobiles: 7.7%
Toyota Motor Corp.	299,400	16,884,317
Honda Motor Co., Ltd.	419,100	14,746,728
Fuji Heavy Industries, Ltd.	122,600	3,319,992
		34,951,037
Specialty Retail: 2.7%
VT Holdings Co., Ltd.	1,347,300	7,441,449
Workman Co., Ltd.	111,900	4,640,788
		12,082,237
Diversified Consumer Services: 1.9%
ESCRIT, Inc.	523,800	4,540,614
Success Holdings Co., Ltd.	202,500	3,354,643
JP-Holdings, Inc.	207,000	932,391
		8,827,648
Auto Components: 1.8%
Nifco, Inc.	291,300	8,235,492
Household Durables: 1.6%
Rinnai Corp.	82,400	7,248,072
Internet & Catalog Retail: 0.5%
Oisix, Inc.(b)	90,100	2,252,148
Total Consumer Discretionary		73,596,634

HEALTH CARE: 11.8%
Health Care Equipment & Supplies: 5.3%
Sysmex Corp.	346,400	11,044,063
Asahi Intecc Co., Ltd.	197,600	7,916,488
Daiken Medical Co., Ltd.	313,600	5,201,226
		24,161,777
Health Care Providers & Services: 2.9%
Message Co., Ltd.	159,900	5,107,863
Ship Healthcare Holdings, Inc.	125,600	4,814,220
N Field Co., Ltd.(b)	18,000	3,104,200
		13,026,283
Pharmaceuticals: 1.9%
Rohto Pharmaceutical Co., Ltd.	503,600	8,892,683
Health Care Technology: 1.7%
M3, Inc.	470,400	7,714,344
Total Health Care		53,795,087

CONSUMER STAPLES: 10.0%
Food & Staples Retailing: 3.3%
Seven & I Holdings Co., Ltd.	224,100	8,539,215
Cosmos Pharmaceutical Corp.	53,200	6,209,880
		14,749,095
Household Products: 2.6%
Unicharm Corp.	139,800	7,459,265
Pigeon Corp.	99,300	4,474,191
		11,933,456
Beverages: 1.8%
Suntory Beverage & Food, Ltd.	239,500	8,251,527
Personal Products: 1.3%
Kao Corp.	170,000	6,020,372

	Shares	Value
COMMON EQUITIES: (continued)
Food Products: 1.0%
Calbee, Inc.	189,400	$4,462,748
Total Consumer Staples		45,417,198

INFORMATION TECHNOLOGY: 9.5%
Electronic Equipment, Instruments & Components: 7.1%
Hitachi, Ltd.	1,260,000	9,326,594
Yokogawa Electric Corp.	536,700	8,676,690
Murata Manufacturing Co., Ltd.	76,100	7,193,046
Keyence Corp.	16,900	6,962,236
		32,158,566
Internet Software & Services: 1.4%
Kakaku.com, Inc.	395,700	6,433,196
IT Services: 1.0%
Bit-isle, Inc.	741,100	4,415,886
Total Information Technology		43,007,648

TELECOMMUNICATION SERVICES: 3.2%
Wireless Telecommunication Services: 3.2%
SoftBank Corp.	190,200	14,373,083
Total Telecommunication Services		14,373,083

MATERIALS: 2.2%
Chemicals: 2.2%
Nitto Denko Corp.	106,300	5,097,502
Shin-Etsu Chemical Co., Ltd.	82,700	4,714,394
Total Materials		9,811,896

TOTAL INVESTMENTS: 96.9% (Cost $405,215,453(c))		440,091,797

CASH AND OTHER ASSETS, LESS LIABILITIES: 3.1%		14,277,235

NET ASSETS: 100.0%		$454,369,032

(a)                                 Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

(b)                                 Non-income producing security.

(c)                                  Cost for federal income tax purposes is $405,215,453 and net unrealized appreciation consists of:

Gross unrealized appreciation	$51,163,912
Gross unrealized depreciation	(16,287,568)
Net unrealized appreciation	$34,876,344

REIT                  Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews Korea Fund	March 31, 2014
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: SOUTH KOREA: 81.1%
CONSUMER DISCRETIONARY: 27.0%
Hotels, Restaurants & Leisure: 7.8%
Hotel Shilla Co., Ltd.	47,849	$3,875,276
Kangwon Land, Inc.	119,780	3,494,186
Modetour Network, Inc.	127,326	2,936,414
Shinsegae Food Co., Ltd.	31,849	2,561,205
		12,867,081
Auto Components: 5.5%
Hankook Tire Co., Ltd.	83,801	4,768,480
Hyundai Mobis	14,469	4,292,934
		9,061,414
Automobiles: 4.9%
Hyundai Motor Co.	22,954	5,427,503
Kia Motors Corp.	48,691	2,720,951
		8,148,454
Media: 3.5%
CJ CGV Co., Ltd.	65,533	3,210,689
Cheil Worldwide, Inc.(b)	59,160	1,334,595
SBS Media Holdings Co., Ltd.	277,260	1,229,699
		5,774,983
Multiline Retail: 3.0%
Hyundai Greenfood Co., Ltd.	174,500	2,825,476
Hyundai Department Store Co., Ltd.	16,021	2,140,599
		4,966,075
Internet & Catalog Retail: 2.3%
Hyundai Home Shopping Network Corp.	25,970	3,817,903
Total Consumer Discretionary		44,635,910

FINANCIALS: 15.7%
Banks: 6.8%
Shinhan Financial Group Co., Ltd.	196,724	8,704,296
KB Financial Group, Inc.	71,966	2,525,076
		11,229,372
Insurance: 6.6%
Dongbu Insurance Co., Ltd.	79,977	4,150,263
Samsung Fire & Marine Insurance Co., Ltd.	16,315	3,674,955
Hyundai Marine & Fire Insurance Co., Ltd.	103,350	2,986,258
		10,811,476
Capital Markets: 2.3%
Samsung Securities Co., Ltd.	60,053	2,209,052
Kiwoom Securities Co., Ltd.	32,218	1,619,465
		3,828,517
Total Financials		25,869,365

CONSUMER STAPLES: 12.4%
Food Products: 4.3%
Orion Corp.	3,234	2,493,688
Ottogi Corp.	6,796	2,390,024
Binggrae Co., Ltd.	26,204	2,269,204
		7,152,916
Food & Staples Retailing: 3.2%
E-Mart Co., Ltd.	22,634	5,196,887

Personal Products: 2.8%
Amorepacific Corp.	3,946	4,662,171
Household Products: 1.6%
LG Household & Health Care, Ltd.	5,875	2,539,861
Tobacco: 0.5%
KT&G Corp.	11,703	881,437
Total Consumer Staples		20,433,272

INFORMATION TECHNOLOGY: 9.8%
Semiconductors & Semiconductor Equipment: 6.6%
Samsung Electronics Co., Ltd.	7,450	9,418,091
SK Hynix, Inc.(b)	45,210	1,534,015
		10,952,106
Internet Software & Services: 2.7%
Naver Corp.	5,963	4,356,990
Electronic Equipment, Instruments & Components: 0.5%
Bixolon Co., Ltd.	63,089	863,737
Total Information Technology		16,172,833

INDUSTRIALS: 4.6%
Commercial Services & Supplies: 1.6%
KEPCO Plant Service & Engineering Co., Ltd.	42,565	2,714,083
Machinery: 1.6%
Hy-Lok Corp.	92,737	2,684,376
Professional Services: 1.4%
SaraminHR Co., Ltd.	189,838	2,254,930
Total Industrials		7,653,389

TELECOMMUNICATION SERVICES: 4.1%
Wireless Telecommunication Services: 2.9%
SK Telecom Co., Ltd. ADR	216,600	4,888,662
Diversified Telecommunication Services: 1.2%
KT Corp. ADR	139,200	1,933,488
Total Telecommunication Services		6,822,150

MATERIALS: 3.2%
Chemicals: 2.7%
LG Chem, Ltd.	10,975	2,626,239
KPX Chemical Co., Ltd.	31,469	1,868,054
		4,494,293
Metals & Mining: 0.5%
POSCO ADR	10,500	728,805
Total Materials		5,223,098

HEALTH CARE: 2.3%
Pharmaceuticals: 2.3%
Yuhan Corp.	12,339	2,108,818
Dong-A ST Co., Ltd.	9,873	1,088,645
Dong-A Socio Holdings Co., Ltd.	5,830	658,399
Total Health Care		3,855,862

ENERGY: 2.0%
Oil, Gas & Consumable Fuels: 2.0%
SK Innovation Co., Ltd.	14,816	1,704,432
S-Oil Corp.	26,813	1,555,808

	Shares	Value
COMMON EQUITIES: SOUTH KOREA (continued)
Total Energy		$3,260,240
TOTAL COMMON EQUITIES (Cost $84,020,608)		133,926,119

PREFERRED EQUITIES: SOUTH KOREA: 17.3%
CONSUMER DISCRETIONARY: 6.5%
Automobiles: 5.6%
Hyundai Motor Co., Ltd., 2nd Pfd.	64,721	9,254,793
Hotels, Restaurants & Leisure: 0.9%
Hotel Shilla Co., Ltd., Pfd.	31,040	1,488,225
Total Consumer Discretionary		10,743,018

FINANCIALS: 4.0%
Insurance: 4.0%
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	48,164	6,674,048
Total Financials		6,674,048

INFORMATION TECHNOLOGY: 2.4%
Semiconductors & Semiconductor Equipment: 2.4%
Samsung Electronics Co., Ltd., Pfd.	3,901	3,886,087
Total Information Technology		3,886,087

MATERIALS: 2.3%
Chemicals: 2.3%
LG Chem, Ltd., Pfd.	26,715	3,731,045
Total Materials		3,731,045

CONSUMER STAPLES: 1.4%
Personal Products: 0.8%
Amorepacific Corp., Pfd.	2,625	1,303,968
Household Products: 0.6%
LG Household & Health Care, Ltd., Pfd.	4,757	1,032,333
Total Consumer Staples		2,336,301

ENERGY: 0.7%
Oil, Gas & Consumable Fuels: 0.7%
S-Oil Corp., Pfd.	24,178	1,109,583
Total Energy		1,109,583
TOTAL PREFERRED EQUITIES (Cost $15,441,233)		28,480,082

TOTAL INVESTMENTS: 98.4% (Cost $99,461,841(c))		162,406,201

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.6%		2,652,702

NET ASSETS: 100.0%		$165,058,903

(a)                                                         Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).

(b)                                                         Non-income producing security.

(c)                                                          Cost for federal income tax purposes is $99,972,518 and net unrealized appreciation consists of:

Gross unrealized appreciation	$64,576,881
Gross unrealized depreciation	(2,143,198)
Net unrealized appreciation	$62,433,683

ADR                                             American Depositary Receipt

Pfd.                                                  Preferred

See accompanying notes to schedules of investments.

Matthews Asia Small Companies Fund	March 31, 2014
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 97.1%
CHINA/HONG KONG: 24.4%
Towngas China Co., Ltd.	12,243,000	$14,963,404
Lee’s Pharmaceutical Holdings, Ltd.	9,855,000	11,434,926
Vitasoy International Holdings, Ltd.	6,976,000	10,126,959
Minth Group, Ltd.	4,866,000	9,912,048
Pacific Online, Ltd.	14,261,000	8,843,603
Airtac International Group	822,520	8,521,634
Sunny Optical Technology Group Co., Ltd.	8,377,000	8,153,981
Haitian International Holdings, Ltd.	3,364,000	6,748,384
Convenience Retail Asia, Ltd.	9,600,000	6,732,934
Stelux Holdings International, Ltd.	21,489,000	6,621,377
ASR Holdings, Ltd.	25,917,500	5,245,984
Yip’s Chemical Holdings, Ltd.	6,898,000	4,766,748
YGM Trading, Ltd.	2,299,000	4,742,345
Fairwood Holdings, Ltd.	2,312,500	4,674,789
KWG Property Holding, Ltd.	7,592,000	4,169,654
51job, Inc. ADR(b)	57,300	4,082,625
Lifetech Scientific Corp.(b)	1,710,000	2,217,830
Total China/Hong Kong		121,959,225

INDIA: 16.2%
Page Industries, Ltd.	95,185	10,342,966
Gujarat Pipavav Port, Ltd.(b)	6,891,949	10,132,080
Ipca Laboratories, Ltd.	697,251	9,863,494
Supreme Industries, Ltd.	1,049,223	8,825,437
Gruh Finance, Ltd.	1,704,502	8,427,970
AIA Engineering, Ltd.	849,415	7,948,354
Emami, Ltd.	1,035,478	7,547,299
Mindtree, Ltd.	333,492	7,377,336
Berger Paints India, Ltd.	1,576,630	6,067,871
CRISIL, Ltd.	217,039	4,469,791
Total India		81,002,598

TAIWAN: 11.2%
PChome Online, Inc.	1,532,642	11,474,998
Sinmag Equipment Corp.	1,690,032	9,878,522
St. Shine Optical Co., Ltd.	423,492	9,442,610
Yungtay Engineering Co., Ltd.	3,006,000	8,627,351
Pacific Hospital Supply Co., Ltd.	2,750,670	7,334,518
Sporton International, Inc.	946,000	4,535,457
TSC Auto ID Technology Co., Ltd.	454,000	4,338,363
Total Taiwan		55,631,819

INDONESIA: 10.2%
PT Bank Tabungan Pensiunan Nasional(b)	18,784,500	7,122,268
PT AKR Corporindo	14,052,500	6,026,445
PT Selamat Sempurna	16,730,500	5,921,937
PT Astra Otoparts	16,598,825	5,864,779
PT Arwana Citramulia	66,004,400	5,508,681
PT Wismilak Inti Makmur	81,089,800	5,312,493
PT Sarana Menara Nusantara(b)	13,122,500	4,561,889
PT Modern Internasional	79,040,800	4,313,846
PT Sumber Alfaria Trijaya	88,890,000	4,068,908
PT Ultrajaya Milk Industry & Trading Co.(b)	6,230,400	2,160,780
Total Indonesia		50,862,026

SINGAPORE: 8.1%
ARA Asset Management, Ltd.	6,570,000	9,636,418
Super Group, Ltd.	3,460,000	9,572,144
Petra Foods, Ltd.	3,072,000	9,011,591
Raffles Medical Group, Ltd.	2,621,000	6,688,457
OSIM International, Ltd.	2,758,000	5,678,687
Total Singapore		40,587,297

SOUTH KOREA: 7.6%
Pyeong Hwa Automotive Co., Ltd.	356,616	7,396,532
SaraminHR Co., Ltd.†	605,702	7,194,639
Binggrae Co., Ltd.	77,178	6,683,430
Hy-Lok Corp.	206,905	5,989,097
i-SENS, Inc. (b)	117,449	5,872,482
Cheil Worldwide, Inc.(b)	214,255	4,833,397
Total South Korea		37,969,577

THAILAND: 7.2%
Bangkok Chain Hospital Public Co., Ltd.	32,573,775	7,129,279
Supalai Public Co., Ltd.	11,327,100	6,215,240
Siam Global House Public Co., Ltd.	12,029,651	5,339,919
Aeon Thana Sinsap Thailand Public Co., Ltd.	1,782,700	4,808,454
PTG Energy Public Co., Ltd.	40,750,700	4,522,273
Tisco Financial Group Public Co., Ltd.	3,332,010	4,185,555
Oishi Group Public Co., Ltd.	1,352,900	3,544,898
Aeon Thana Sinsap Thailand Public Co., Ltd. NVDR	88,700	239,249
Total Thailand		35,984,867

MALAYSIA: 6.1%
Dialog Group BHD	6,995,205	7,690,334
Alliance Financial Group BHD	5,687,800	7,681,273
LPI Capital BHD	1,036,400	5,268,486
Oldtown BHD	7,800,125	4,729,520
KPJ Healthcare BHD	4,885,493	4,473,319
Apex Healthcare BHD	482,100	679,118
Total Malaysia		30,522,050

PHILIPPINES: 5.0%
Security Bank Corp.	3,114,477	7,361,680
Vista Land & Lifescapes, Inc.	60,353,200	7,092,460
RFM Corp.	54,356,600	7,066,540
Philippine Seven Corp.	1,454,751	3,179,075
Total Philippines		24,699,755

VIETNAM: 1.1%
Kinh Do Corp.	1,785,120	5,415,224
Total Vietnam		5,415,224
TOTAL COMMON EQUITIES (Cost $397,425,939)		484,634,438

WARRANTS: 0.0%
MALAYSIA: 0.0%
KPJ Healthcare BHD, expires 1/23/19	415,786	78,943
Total Malaysia		78,943
TOTAL WARRANTS (Cost $0)		78,943

Value
TOTAL INVESTMENTS: 97.1% (Cost $397,425,939(c))	$484,713,381

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.9%	14,494,057

NET ASSETS: 100.0%	$499,207,438

(a)                                                         Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

(b)                                                         Non-income producing security.

(c)                                                          Cost for federal income tax purposes is $397,430,209 and net unrealized appreciation consists of:

Gross unrealized appreciation	$107,362,275
Gross unrealized depreciation	(20,079,103)
Net unrealized appreciation	$87,283,172

†                                                                 Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR                                             American Depositary Receipt

BHD                                            Berhad

NVDR                                    Non-voting Depositary Receipt

See accompanying notes to schedules of investments.

Matthews China Small Companies Fund	March 31, 2014
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 98.2%
INDUSTRIALS: 23.5%
Machinery: 11.3%
Airtac International Group	108,010	$1,119,027
Yungtay Engineering Co., Ltd.	319,000	915,544
Haitian International Holdings, Ltd.	214,000	429,297
CIMC Enric Holdings, Ltd.	134,000	188,998
		2,652,866
Professional Services: 3.5%
51job, Inc. ADR(b)	7,962	567,293
Sporton International, Inc.	55,000	263,689
		830,982
Air Freight & Logistics: 3.1%
Shenzhen Chiwan Petroleum B Shares	356,584	717,627

Transportation Infrastructure: 2.3%
Yuexiu Transport Infrastructure, Ltd.	1,042,000	537,356

Electrical Equipment: 2.2%
Boer Power Holdings, Ltd.	197,000	265,156
Zhuzhou CSR Times Electric Co., Ltd. H Shares	72,000	242,738
		507,894
Marine: 1.1%
SITC International Holdings Co., Ltd.	540,000	260,375
Total Industrials		5,507,100

HEALTH CARE: 23.0%
Pharmaceuticals: 12.9%
Sino Biopharmaceutical, Ltd.	1,216,000	1,036,261
Lee’s Pharmaceutical Holdings, Ltd.	755,000	876,039
CSPC Pharmaceutical Group, Ltd.	830,000	735,138
Lijun International Pharmaceutical Holding Co., Ltd.	590,000	241,127
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd. S Shares	136,000	144,160
		3,032,725
Health Care Equipment & Supplies: 7.1%
Ginko International Co., Ltd.	60,000	1,034,398
St. Shine Optical Co., Ltd.	17,000	379,049
Pacific Hospital Supply Co., Ltd.	90,000	239,980
		1,653,427
Life Sciences Tools & Services: 3.0%
WuXi PharmaTech Cayman, Inc. ADR(b)	19,200	707,712
Total Health Care		5,393,864

CONSUMER DISCRETIONARY: 16.9%
Auto Components: 4.9%
Minth Group, Ltd.	452,000	920,725
Xingda International Holdings, Ltd. H Shares	462,000	231,104
		1,151,829
Diversified Consumer Services: 3.7%
TAL Education Group ADR(b)	31,500	709,380
China Distance Education Holdings, Ltd. ADR	9,000	162,270
		871,650
Hotels, Restaurants & Leisure: 3.7%
Tao Heung Holdings, Ltd.	514,000	339,287
China Lodging Group, Ltd. ADS(b)	13,600	334,152
Home Inns & Hotels Management, Inc. ADR(b)	6,100	196,969
		870,408
Multiline Retail: 2.5%
Springland International Holdings, Ltd.	1,334,000	591,628

Textiles, Apparel & Luxury Goods: 1.1%
ANTA Sports Products, Ltd.	149,000	248,573

Leisure Products: 0.8%
Goodbaby International Holdings, Ltd.	340,000	181,474

Internet & Catalog Retail: 0.2%
Qunar Cayman Islands, Ltd. ADR(b)	1,465	44,814
Total Consumer Discretionary		3,960,376

INFORMATION TECHNOLOGY: 15.7%
Electronic Equipment, Instruments & Components: 9.2%
Truly International Holdings, Ltd.	1,008,000	678,368
PAX Global Technology, Ltd.(b)	1,250,000	636,563
Sunny Optical Technology Group Co., Ltd.	625,000	608,361
Digital China Holdings, Ltd.	230,000	231,883
China High Precision Automation Group, Ltd. (b),(c)	195,000	7,542
		2,162,717
Internet Software & Services: 3.9%
21Vianet Group, Inc. ADR(b)	20,800	596,960
Sina Corp.(b)	4,000	241,640
Autohome, Inc. ADR(b)	2,200	84,502
		923,102
Software: 2.6%
Kingsoft Corp., Ltd.	153,000	602,611
Total Information Technology		3,688,430

FINANCIALS: 10.6%
Real Estate Management & Development: 9.6%
Franshion Properties China, Ltd.	2,630,000	878,192
China Overseas Grand Oceans Group, Ltd.	783,750	515,326
K Wah International Holdings, Ltd.	688,000	461,239
KWG Property Holding, Ltd.	724,000	397,633
		2,252,390
Diversified Financial Services: 1.0%
Chailease Holding Co., Ltd.	99,900	239,806
Total Financials		2,492,196

UTILITIES: 6.0%
Gas Utilities: 6.0%
Towngas China Co., Ltd.	1,158,000	1,415,308
Total Utilities		1,415,308

MATERIALS: 1.3%
Containers & Packaging: 1.0%
Greatview Aseptic Packaging Co., Ltd.	447,000	237,432

Chemicals: 0.3%
Yip’s Chemical Holdings, Ltd.	100,000	69,103
Total Materials		306,535

	Shares	Value
COMMON EQUITIES: (continued)
ENERGY: 1.2%
Energy Equipment & Services: 1.2%
Hilong Holding, Ltd.	508,000	$279,002
Total Energy		279,002

TOTAL INVESTMENTS: 98.2% (Cost $18,143,935(d))		23,042,811

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.8%		427,308

NET ASSETS: 100.0%		$23,470,119

(a)                                                         Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

(b)                                                         Non-income producing security.

(c)                                                          Illiquid security.

(d)                                                         Cost for federal income tax purposes is $18,143,935 and net unrealized appreciation consists of:

Gross unrealized appreciation	$5,846,221
Gross unrealized depreciation	(947,345)
Net unrealized appreciation	$4,898,876

ADR                                             American Depositary Receipt

ADS                                               American Depositary Share

See accompanying notes to schedules of investments.

Matthews Asia Science and Technology Fund	March 31, 2014
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 94.1%
CHINA/HONG KONG: 32.3%
Baidu, Inc. ADR(b)	84,100	$12,815,158
WuXi PharmaTech Cayman, Inc. ADR(b)	127,000	4,681,220
51job, Inc. ADR(b)	57,849	4,121,741
Airtac International Group	383,220	3,970,311
Pacific Online, Ltd.	5,577,000	3,458,438
NetEase, Inc. ADR	44,600	3,001,580
CITIC Telecom International Holdings, Ltd.	7,608,000	2,844,479
Haitian International Holdings, Ltd.	1,281,000	2,569,762
Hollysys Automation Technologies, Ltd.(b)	118,400	2,550,336
E-House China Holdings, Ltd. ADR	206,500	2,496,585
Sunny Optical Technology Group Co., Ltd.	2,171,000	2,113,202
Ctrip.com International, Ltd. ADR(b)	41,100	2,072,262
New Oriental Education & Technology Group, Inc. ADR	68,902	2,022,274
Lenovo Group, Ltd.	1,746,000	1,929,120
PAX Global Technology, Ltd.(b)	3,203,000	1,631,129
Total China/Hong Kong		52,277,597

JAPAN: 18.2%
SoftBank Corp.	87,500	6,612,223
Hitachi, Ltd.	594,000	4,396,823
Asahi Intecc Co., Ltd.	96,800	3,878,118
Hoya Corp.	112,800	3,528,498
FANUC Corp.	17,900	3,164,578
Keyence Corp.	6,200	2,554,193
Murata Manufacturing Co., Ltd.	25,500	2,410,285
Omron Corp.	50,200	2,077,112
THK Co., Ltd.	36,800	824,958
Total Japan		29,446,788

TAIWAN: 14.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,646,933	6,408,720
Delta Electronics, Inc.	768,000	4,741,286
MediaTek, Inc.	309,000	4,561,054
PChome Online, Inc.	385,732	2,888,002
Tripod Technology Corp.	876,000	1,723,090
Ginko International Co., Ltd.	77,000	1,327,477
St. Shine Optical Co., Ltd.	54,000	1,204,039
Epistar Corp.	336,000	806,554
Total Taiwan		23,660,222

SOUTH KOREA: 14.1%
Samsung Electronics Co., Ltd.	4,543	5,743,139
Naver Corp.	5,926	4,329,955
Seoul Semiconductor Co., Ltd.	59,093	2,523,607
SK Hynix, Inc.(b)	70,780	2,401,627
KT Corp. ADR	155,000	2,152,950
SaraminHR Co., Ltd.	172,178	2,045,162
Hyundai Home Shopping Network Corp.	12,976	1,907,628
Bixolon Co., Ltd.	124,446	1,703,763
Total South Korea		22,807,831

INDIA: 9.5%
Info Edge India, Ltd.	524,437	5,440,850
Ipca Laboratories, Ltd.	228,239	3,228,728
Just Dial, Ltd.(b)	93,599	2,428,269
Mindtree, Ltd.	106,723	2,360,871
Lupin, Ltd.	121,113	1,892,362
Total India		15,351,080

INDONESIA: 2.6%
PT XL Axiata	5,918,300	2,300,545
PT Astra Graphia	11,417,000	1,855,148
Total Indonesia		4,155,693

SINGAPORE: 1.5%
Singapore Telecommunications, Ltd.	834,000	2,419,986
Total Singapore		2,419,986

UNITED STATES: 1.3%
Cognizant Technology Solutions Corp. Class A(b)	41,000	2,075,010
Total United States		2,075,010
TOTAL COMMON EQUITIES (Cost $101,610,615)		152,194,207

PREFERRED EQUITIES: 1.9%
SOUTH KOREA: 1.9%
Samsung Electronics Co., Ltd., Pfd.	2,981	2,969,604
Total South Korea		2,969,604
TOTAL PREFERRED EQUITIES (Cost $2,229,511)		2,969,604

TOTAL INVESTMENTS: 96.0% (Cost $103,840,126(c))		155,163,811

CASH AND OTHER ASSETS, LESS LIABILITIES: 4.0%		6,526,686

NET ASSETS: 100.0%		$161,690,497

(a)                                                         Certain securities were fair valued under  the  valuation polices approved by the Board of Trustees (Note A).

(b)                                                         Non-income producing security.

(c)                                                          Cost for federal income tax purposes is $103,925,237 and net unrealized appreciation consists of:

Gross unrealized appreciation	$51,871,505
Gross unrealized depreciation	(632,931)
Net unrealized appreciation	$51,238,574

ADR                                             American Depositary Receipt

Pfd.                                                  Preferred

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (unaudited)

A.            SECURITY VALUATION: The value of the Matthews Asia Funds’ (the “Trust”, each a “Fund”, collectively the “Funds”) securities is based on market quotations for those securities, or on their fair value determined by or under the direction of the Funds’ Board of Trustees (the “Board”). Market quotations and valuation information are provided by commercial pricing services or securities dealers that are independent of the Funds and Matthews International Capital Management, LLC (“Matthews”), in accordance with procedures established by the Funds’ Board. Foreign exchange-traded securities are valued as of the close of trading on the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued by other third-party vendors or by using indicative bid quotations from dealers or market makers, or other available market information. Market values for securities are determined based on quotations, market data or other information from the principal (or most advantageous) market on which the security is traded. Market quotations for equity securities used by the Funds include last reported sale prices, or, if such prices are not reported or available, bid and ask prices. Financial futures contracts traded on exchanges are valued at their settlement price. Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined at the close of business on the New York Stock Exchange (“NYSE”). Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The Funds may also utilize independent pricing services to assist them in determining a current market value for each security based on sources believed to be reliable.

The Board has delegated the responsibility of making fair value determinations to the Funds’ Valuation Committee (the “Valuation Committee”) subject to the Funds’ Pricing Policies. When fair value pricing is employed, the prices of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from any quoted or published prices for the same securities for that day. All fair value determinations are made subject to the Board’s oversight. Events affecting the value of foreign investments may occur between the time at which they are determined and when the Funds calculate their NAV, which is normally the close of trading on the NYSE. If such events render market quotations unreliable, and the impact of such events can be reasonably determined, the investments will be valued at their fair value in accordance with pricing policies. The fair value of a security held by the Funds may be determined using the services of third-party pricing services to assist in this process.

The books and records of the Funds are maintained in U.S. dollars. Transactions, portfolio securities, and assets and liabilities denominated in a foreign currency are translated and recorded in U.S. dollars at the prevailing exchange rate as of the close of trading on the NYSE. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in foreign exchange rate from that which is due to changes in market prices of securities.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed. Accordingly, the NAV of the Funds may be significantly affected on days when shareholders have no access to the Funds.

B.            FAIR VALUE MEASUREMENTS: In accordance with the guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States (“U.S. GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). Various inputs are used in determining the fair value of investments, which are as follows:

Level 1: Quoted prices in active markets for identical securities.

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Level 3 securities consisted of an equity that, as of March 31, 2014, was suspended from trading. As described in Note A, these securities are valued based on their fair value as determined under the direction of the Board. The significant unobservable inputs, the methodology used for valuing such securities, and the characterization of such securities as Level 3 securities are not necessarily an indication of liquidity, or the risk associated with investing in these securities. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 securities.  Level 2 equity securities consist primarily of securities that have been fair valued by third-party pricing services (see Note A).

The summary of inputs used to determine the fair valuation of the Fund’s investments and derivative financial instruments as of March 31, 2014 is as follows:

	Matthews Asia	Matthews Asian
	Strategic	Growth and	Matthews Asia	Matthews Asia	Matthews Asia
	Income Fund	Income Fund	Dividend Fund	Focus Fund	Growth Fund
Assets:
Investment:
Level 1: Quoted Prices
Common Equities:
Australia	$—	$288,229,814	$435,851,646	$787,082	$20,918,697
China/Hong Kong	633,920	936,587,005	1,603,814,720	2,332,071	90,741,623
India	—	—	169,939,293	232,859	45,577,739
Indonesia	—	60,787,280	31,331,985	—	—
Luxembourg	—	—	37,462,283	—	—
Malaysia	—	357,916,858	127,417,241	855,937	16,659,681
New Zealand	—	72,289,029	—	—	—
Philippines	—	76,641,959	55,800,122	—	21,759,097
Singapore	1,038,716	624,010,749	444,846,124	731,687	10,853,088
Switzerland	—	—	—	285,264	—
Sri Lanka	—	—	—	—	35,930,177
Taiwan	—	185,624,564	297,058,359	311,304	24,758,032
Thailand	408,513	—	128,784,992	—	—
United Kingdom	—	79,572,028	—	191,738	—
United States	—	—	—	271,702	—
Vietnam	—	60,776,210	57,581,199	—	18,075,251
Preferred Equities:
South Korea	—	97,365,149	—	—	—
Warrants:
Sri Lanka	—	—	—	—	526,842
Level 2: Other Significant Observable Inputs
Foreign Government Obligations(a)	14,743,456	—	—	—	—
Non-Convertible Corporate Bonds(a)	30,683,349	—	—	—	—
Convertible Corporate Bonds(a)	2,707,250	498,117,326	—	—	—
Common Equities:
Indonesia	—	72,315,415	370,630,735	656,454	63,511,158
Japan	—	302,198,168	1,258,936,842	—	378,782,651
South Korea	—	218,884,879	128,566,381	379,252	—
Thailand	547,010	212,781,735	—	444,694	25,206,830
Preferred Equities:
South Korea	—	104,657,297	126,963,056	—	—
Total Market Value of Investments	$50,762,214	$4,248,755,465	$5,274,984,978	$7,480,044	$753,300,866

(a)           Industry, countries, or security types are disclosed on the Schedule of Investments.

		Matthews Asia
		Strategic Income
		Fund
Derivative Financial Instruments(1)
Assets:
Level 1:	Quoted Prices
	Interest Rate Future Contracts	$11,484
Liabilities:
Level 2:	Other Significant Observable Inputs
	Foreign Currency Exchange Contracts	(5,569)
Total Market Value of Derivative Financial Instruments		$5,915

(1)         Derivative financial instruments are financial futures contracts and foreign currency exchange contracts. Financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

						Matthews China
	Matthews China	Matthews	Matthews	Matthews	Matthews	Small Companies
	Dividend Fund	China Fund	India Fund	Japan Fund	Korea Fund	Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Consumer Discretionary	$41,585,710	$196,587,015	$42,551,232	$—	$2,561,205	$3,960,376
Consumer Staples	7,071,148	127,483,497	88,396,161	—	—	—
Energy	4,594,650	64,581,806	—	—	—	279,002
Financials	18,471,669	212,186,304	108,310,777	—	—	2,492,196
Health Care	10,123,100	87,964,880	16,182,779	3,104,200	—	5,393,864
Industrials	27,735,005	133,634,891	106,989,468	—	—	5,507,100
Information Technology	6,020,555	211,231,226	25,191,347	—	—	3,680,888
Materials	4,207,908	—	56,018,385	—	728,805	306,535
Telecommunication Services	7,093,653	51,889,157	—	—	6,822,150	—
Utilities	5,160,681	65,026,312	15,802,953	—	—	1,415,308
Preferred Equities:
Financials	—	—	—	—	6,674,048	—
Consumer Staples	—	—	—	—	1,032,333	—
Energy	—	—	—	—	1,109,583	—
Level 2: Other Significant Observable Inputs
Common Equities:
Consumer Discretionary	—	—	—	73,596,634	42,074,705	—
Consumer Staples	—	—	—	45,417,198	20,433,272	—
Energy	—	—	—	—	3,260,240	—
Financials	—	—	—	95,687,673	25,869,365	—
Health Care	—	—	—	50,690,887	3,855,862	—
Industrials	—	—	—	104,402,578	7,653,389	—
Information Technology	—	—	—	43,007,648	16,172,833	—
Materials	—	—	—	9,811,896	4,494,293	—
Telecommunication Services	—	—	—	14,373,083	—	—
Preferred Equities:
Consumer Discretionary	—	—	—	—	10,743,018	—
Consumer Staples	—	—	—	—	1,303,968	—
Information Technology	—	—	—	—	3,886,087	—
Materials	—	—	—	—	3,731,045	—
Level 3: Significant Unobservable Inputs
Common Equities:
Information Technology	—	—	—	—	—	7,542
Total Market Value of Investments	$132,064,079	$1,150,585,088	$459,443,102	$440,091,797	$162,406,201	$23,042,811

	Matthews	Matthews	Matthews Asia	Matthews Asia
	Pacific Tiger	Emerging Asia	Small Companies	Science and
	Fund	Fund	Fund	Technology Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Australia	$—	$1,031,232	$—	$—
Bangladesh	—	7,193,511	—	—
Cambodia	—	1,779,236	—	—
China/Hong Kong	1,939,254,185	8,463,158	121,959,225	52,277,597
India	1,345,967,814	8,118,225	81,002,598	15,351,080
Indonesia	14,791,309	—	8,382,754	—
Malaysia	321,418,858	1,388,482	30,522,050	—
Pakistan	—	3,715,828	—	—
Philippines	149,433,028	4,023,714	24,699,755	—
Singapore	154,961,096	1,646,331	40,587,297	2,419,986
South Korea	—	—	—	2,152,950
Sri Lanka	—	6,664,749	—	—
Switzerland	144,797,007	—	—	—
Taiwan	643,018,740	1,360,268	55,631,819	23,660,222
Thailand	149,146,395	—	239,249	—
Vietnam	131,144,249	4,738,387	5,415,224	—
United States	—	—	—	2,075,010
Rights:
India	7,894,238	—	—	—
Warrants:
Malaysia	10,882,327	—	78,943	—
Sri Lanka	—	26,564	—	—
Level 2: Other Significant Observable Inputs
Common Equities:
Indonesia	622,085,923	4,390,952	42,479,272	4,155,693
Japan	—	—	—	29,446,788
South Korea	1,311,574,312	—	37,969,577	20,654,881
Thailand	277,414,709	1,794,855	35,745,618	—
Preferred Equities:
South Korea	—	—	—	2,969,604
Total Market Value of Investments	$7,223,784,190	$56,335,492	$484,713,381	$155,163,811

Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy. Certain foreign securities may be fair valued by external pricing services when the Funds determine that events affecting the value of foreign securities which occur between the time at which they are determined and the close of trading on the NYSE render market quotations unreliable. Such fair valuations are typically categorized as Level 2 in the fair value hierarchy. The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. At March 31, 2014, the Funds utilized third party pricing services to fair value certain markets which were different than markets which utilized third party pricing services at December 31, 2013. As a result, certain securities held by the Funds were transferred from Level 2 into Level 1 and certain securities held by the Funds were transferred from Level 1 into Level 2 with beginning of period values as follows:

	Transfer to Level 1 from Level 2	Transfer to Level 2 from Level 1
Matthews Asia Strategic Income Fund	$436,053	$—
Matthews Asian Growth and Income Fund	813,548,615	—
Matthews Asia Dividend Fund	1,221,971,336	—
Matthews China Dividend Fund	78,154,939	—
Matthews Asia Focus Fund	1,774,058	—
Matthews Asia Growth Fund	61,545,656	5,380,332
Matthews Pacific Tiger Fund	2,155,867,733	—
Matthews Emerging Asia Fund	11,317,502	—
Matthews China Fund	1,163,583,058	—
Matthews Korea Fund	7,766,116	1,698,299
Matthews Asia Small Companies Fund	109,958,337	3,991,487
Matthews China Small Companies Fund	13,946,146	—
Matthews Asia Science and Technology Fund	10,613,324	—

A reconciliation of Level 3 investments for which significant unobservable inputs were used to determine value are as follows:

	Matthews	Matthews
	Asia Small	China Small
	Companies Fund	Companies Fund
		Common
	Common	Equities -
	Equities -	Information
	China	Technology
Balance as of 12/31/13 (market value)	$514	$7,544
Accrued discounts/premiums	—	—
Realized gain/(loss)	(6,985,011)	—
Change in unrealized (depreciation)	8,495,772	(2)
Purchases	—	—
Sales	(1,511,275)	—
Transfers in to Level 3*	—	—
Transfers out of Level 3*	—	—
Balance as of 3/31/14 (market value)	$—	$7,542

Net change in unrealized appreciation/depreciation on
Level 3 investments held as of 3/31/14	$—	($2)

*   The Fund’s policy is to recognize transfers in and transfer out as of the beginning of the reporting period.

Certain foreign securities, for which market quotations are not readily available, may be fair valued and classified as either Level 2 or Level 3. When the underlying inputs include significant observable inputs obtained from sources independent of the Funds, the securities are classified as Level 2. When the underlying inputs include significant unobservable inputs and reflect assumptions of market participants, the securities are classified as Level 3. As of March 31, 2014, the Funds utilized significant observable inputs including evaluated prices from the Funds’ pricing vendors, day-on-day price changes, primary and ancillary pricing sources, and other available independent market indicators of value as well as significant unobservable inputs. As a result, certain securities held by the Funds that were previously classified as Level 3 were transferred to Level 2.

C.            DERIVATIVE FINANCIAL INSTRUMENTS

Matthews Asia Strategic Income Fund engages in derivative transactions for a variety of purposes, including managing interest rate, currency and credit exposure. In particular, the Fund may seek to take on currency exposure by using derivatives such as currency forwards, and the Fund may also employ a currency overlay strategy in an effort to enhance returns and moderate volatility. Derivative financial instruments and transactions in which the Fund may engage include financial futures contracts and forward foreign currency exchange contracts. The currency overlay strategy involves long and short positions on one or more currencies. As a result, the Fund’s exposure to a currency could exceed the value of the Fund’s assets and could be exposed to currency risk whether or not it holds a bond or other instrument denominated in that currency. The gross notional value of derivative financial instruments and transactions could exceed the value of the Fund’s net assets, although the net market value of these instruments and transactions, on a marked-to-market basis, at most times, is expected to be substantially lower. The primary risks associated with the use of derivative financial instruments are: (i) Matthews may not correctly predict the direction of currency exchange rates, interest rates, security prices, or other economic factors; (ii) Matthews may not correctly predict changes in the value of derivative financial instruments and related underlying instruments or assets, which may result in disproportionately increased losses and/or reduced opportunities for gains; (iii) imperfect correlation between the change in market value of the securities held by the Fund and the price of financial futures contracts; (iv) the lack of, or a reduction in the liquidity of, any secondary market for the instrument, and the resulting inability to close position (or exit the position) when desired; (v) losses, which are potentially unlimited, due to unanticipated market movements; (vi) the value of the instrument may change unfavorably due to movements in the value of the referenced foreign currencies; (vii) the Fund may suffer disproportionately heavy losses relative to the amount invested; (viii) changes in the value of the derivatives may not match or fully offset changes in the value of hedged or related portfolio securities, thereby failing to achieve the hedging purpose for the derivative transaction; and (ix) the other party to the instrument may fail to fulfill its obligation.

Financial Futures Contracts: Financial futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on settlement date. Pursuant to the contract, the Fund agrees to receive from or pay an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward Foreign Currency Exchange Contracts: A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

D.            HOLDINGS OF 5% VOTING SHARES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting shares. During the period ended March 31, 2014, the Funds below held 5% or more of the outstanding voting shares of the noted portfolio companies. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Investments in affiliates:

A summary of transactions in securities of issuers affiliated with a Fund for the period ended March 31, 2014 is as follows:

	Shares Held at	Shares		Shares	Shares Held at	Value at
	Dec. 31, 2013	Purchased		Sold	Mar. 31, 2014	Mar. 31, 2014
MATTHEWS ASIAN GROWTH AND INCOME FUND

Name of Issuer:
CITIC Telecom International Holdings, Ltd.	191,298,250	—		—	191,298,250	$71,522,584
Vitasoy International Holdings, Ltd.	51,771,000	—		—	51,771,000	75,155,220
Total Affiliates						$146,677,804

MATTHEWS ASIA DIVIDEND FUND

Name of Issuer:
Ansell, Ltd.	9,815,000	—		1,015,000	8,800,000	$150,246,705
Ascendas India Trust	55,065,000	—		—	55,065,000	33,707,012
Breville Group, Ltd.	8,427,453	—		250,000	8,177,453	72,349,399
CapitaRetail China Trust, REIT	50,392,400	1,787,000		—	52,179,400	58,073,901
EPS Corp.	29,184	2,136,717	†	66,401	2,099,500	22,912,997
Greatview Aseptic Packaging Co., Ltd.	107,945,000	—		—	107,945,000	57,336,866
Jiangsu Expressway Co., Ltd. H Shares	75,782,000	—		10,890,000	64,892,000	73,956,718
Johnson Health Tech Co., Ltd.	17,014,539	—		1,240,000	15,774,539	37,814,345
Minth Group, Ltd.	59,807,000	—		500,000	59,307,000	120,808,432
Pigeon Corp.	3,003,600	—		239,300	2,764,300	124,551,917
Primary Health Care, Ltd.	31,495,465	—		1,680,000	29,815,465	130,235,982
Springland International Holdings, Ltd.	115,950,000	9,866,000		—	125,816,000	55,799,270
Xingda International Holdings, Ltd. H Shares	104,704,000	—		4,925,000	99,779,000	49,912,012
Yuexiu Transport Infrastructure, Ltd.	110,490,000	—		—	110,490,000	56,979,308
Total Affiliates						$1,044,684,864

MATTHEWS PACIFIC TIGER FUND

Name of Issuer:
Cheil Worldwide, Inc.	6,561,880	83,560		500,000	6,145,440	$138,635,513
Digital China Holdings, Ltd.	61,422,000	—		—	61,422,000	61,924,842
Dongbu Insurance Co., Ltd.	3,950,500	—		—	3,950,500	205,004,112
Green Cross Corp.	967,499	—		—	967,499	114,792,716
Hyflux, Ltd.	65,284,280	—		—	65,284,280	63,576,789
MegaStudy Co., Ltd.††	396,412	—		80,004	316,408	—
Synnex Technology International Corp.	84,022,354	3,106,000		—	87,128,354	140,195,036
Tata Power Co., Ltd.	126,160,510	1,400,000		—	127,560,510	181,870,776
Total Affiliates						$905,999,784

MATTHEWS CHINA FUND

Name of Issuer:
Lianhua Supermarket Holdings Co., Ltd. H Shares ††	20,198,800	—		20,198,800	—	$—
Total Affiliates						$—

MATTHEWS ASIA SMALL COMPANIES FUND

Name of Issuer:
SaraminHR Co., Ltd.	518,098	87,604		—	605,702	$7,194,639
Total Affiliates						$7,194,639

†	Includes stock split during the period.
††	Issuer was not an affiliated company as of March 31, 2014.

E.            TAX INFORMATION: Under current tax law, the Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending December 31, 2014.

Late Year
Losses*
Matthews Asia Strategic Income Fund	$—
Matthews Asian Growth and Income Fund	(11,672,091)
Matthews Asia Dividend Fund	(7,621,098)
Matthews China Dividend Fund	(111,857)
Matthews Asia Focus Fund	(298)
Matthews Asia Growth Fund	—
Matthews Pacific Tiger Fund	(293,175)
Matthews Emerging Asia Fund	(1,820)
Matthews China Fund	(1,650)
Matthews India Fund	(18,353)
Matthews Japan Fund	(125,910)
Matthews Korea Fund	(6,628)
Matthews Asia Small Companies Fund	(17,537)
Matthews China Small Companies Fund	—
Matthews Asia Science and Technology Fund	(843,478)

* The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next fiscal year.

For federal income tax purposes, the Funds indicated below have capital loss carryforwards as of December 31, 2013, which expire in year indicated, which are available to offset future capital gains, if any:

			Amount With No Expiration*
			Short-term	Long-term
LOSSES DEFERRED EXPIRING IN:	2016	2017	Losses	Losses	Total
Matthews Asia Strategic Income Fund	$—	$—	$580,659	$11,163	$591,822
Matthews Asia Dividend Fund	—	—	65,194,157	149,030,843	214,225,000
Matthews China Dividend Fund	—	—	1,304,904	—	1,304,904
Matthews Asia Focus Fund	—	—	41,670	—	41,670
Matthews Asia Growth Fund	—	42,179,332	—	—	42,179,332
Matthews Emerging Asia Fund	—	—	113,563	—	113,563
Matthews Japan Fund	20,174,094	44,032,426	—	—	64,206,520
Matthews Asia Small Companies Fund	—	—	5,977,959	2,285,670	8,263,629
Matthews China Small Companies Fund	—	—	912,595	413,040	1,325,635
Matthews Asia Science and Technology Fund	—	4,165,322	—	—	4,165,322

* Post-Enactment Losses: Must be utilized prior to losses subject to expiration.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For additional information regarding the accounting policies of the Matthews Asia Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Matthews International Funds

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	May 28, 2014

By (Signature and Title)*	/s/ Shai Malka
Shai Malka, Treasurer
(principal financial officer)

Date	May 28, 2014

* Print the name and title of each signing officer under his or her signature.